PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 101.6%
Asset-Backed Securities 22.8%
Automobiles 1.0%
AmeriCredit Automobile Receivables Trust, Series 2020-02, Class D	2.130%	03/18/26		500	$495,767
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A	2.020	02/20/27		1,100	1,052,322
Series 2023-03A, Class B, 144A	6.120	02/22/28		3,200	3,241,274
Series 2023-08A, Class C, 144A	7.340	02/20/30		1,300	1,366,568

Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		1,483	1,495,362
CarMax Auto Owner Trust, Series 2021-02, Class D	1.550	10/15/27		3,700	3,570,832
Exeter Automobile Receivables Trust, Series 2020-03A, Class D	1.730	07/15/26		22	22,017
Ford Auto Securitization Trust (Canada),
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	200	142,356
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	200	143,813
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A	1.910	10/17/33		1,400	1,318,232
Series 2023-01, Class C, 144A	5.580	08/15/35		4,412	4,451,694
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27		5,200	4,812,817
Series 2021-02A, Class B, 144A	2.120	12/27/27		500	461,502

Hertz Vehicle Financing LLC, Series 2022-02A, Class B, 144A	2.650	06/26/28		1,000	920,499
JPMorgan Chase Bank NA,
Series 2020-01, Class R, 144A	33.784	01/25/28		316	319,968
Series 2020-02, Class R, 144A	31.355	02/25/28		370	384,933
Series 2021-01, Class E, 144A	2.365	09/25/28		2	2,403
Series 2021-01, Class F, 144A	4.280	09/25/28		600	598,331
Series 2021-02, Class D, 144A	1.138	12/26/28		96	95,135
Series 2021-02, Class E, 144A	2.280	12/26/28		69	68,433
Series 2021-03, Class E, 144A	2.102	02/26/29		116	114,646
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		2,773	2,739,289
Series 2019-01A, Class B, 144A	3.950	11/14/28		900	877,634
Series 2023-01A, Class B, 144A	5.810	02/14/31		7,700	7,802,740
Series 2023-01A, Class C, 144A	6.140	02/14/31		3,400	3,441,761
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375	05/15/32		371	372,849
Series 2022-C, Class E, 144A	11.366	12/15/32		321	328,396
Series 2023-B, Class F, 144A	12.240	12/15/33		800	818,201
Series 2024-A, Class C, 144A	5.818	06/15/32		3,250	3,263,461

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)

Santander Bank NA, Series 2021-01A, Class C, 144A	3.268%	12/15/31		72	$71,739
Santander Drive Auto Receivables Trust,
Series 2020-03, Class D	1.640	11/16/26		449	445,784
Series 2021-01, Class D	1.130	11/16/26		2,538	2,501,829
					47,742,587
Collateralized Loan Obligations 20.5%
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	4.555(c)	04/25/34	EUR	5,250	5,665,769
Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.750% (Cap N/A, Floor 1.750%)	5.438(c)	01/22/38	EUR	15,000	16,358,505
Armada Euro CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	4.588(c)	11/15/31	EUR	920	995,812
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	307	332,020

Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2021-16A, Class A, 144A, 3 Month SOFR + 1.532% (Cap N/A, Floor 1.270%)	6.814(c)	01/20/34		5,000	5,006,250
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	5.035(c)	04/15/35	EUR	8,000	8,551,293
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	6.599(c)	04/18/35		25,000	25,011,555
Bain Capital Euro CLO DAC (Ireland), Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)	4.788(c)	01/24/33	EUR	9,806	10,624,385
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.664(c)	01/20/32		14,851	14,860,996
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class B2R, 144A, 3 Month SOFR + 2.342% (Cap N/A, Floor 2.080%)	7.671(c)	05/17/31		10,000	10,053,960
Series 2019-16A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.664(c)	12/19/32		9,000	9,022,143
Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	6.582(c)	03/09/34		15,000	15,013,851

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2019-18A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.733%(c)	10/15/34		25,000	$25,022,455
BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.707(c)	08/20/32		26,500	26,507,831
BNPP AM Euro CLO DAC (Ireland), Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	4.285(c)	04/15/31	EUR	7,495	8,045,420
Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.469(c)	03/15/32	EUR	4,286	4,623,340
Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.369(c)	03/15/32	EUR	17,450	18,816,590
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)	6.517(c)	04/17/31		1,302	1,308,426
Series 2015-05A, Class A1R3, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)	6.382(c)	01/20/32		11,229	11,234,796

CarVal CLO Ltd. (United Kingdom), Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	6.722(c)	07/20/37		22,000	22,115,023
Cathedral Lake Ltd. (Cayman Islands),
Series 2021-07RA, Class AR, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	6.481(c)	01/15/32		14,876	14,877,809
Series 2021-08A, Class A1, 144A, 3 Month SOFR + 1.482% (Cap N/A, Floor 1.220%)	6.765(c)	01/20/35		9,500	9,513,947

CBAM Ltd. (Cayman Islands), Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.724(c)	07/20/34		10,000	10,023,666
CIFC European Funding CLO DAC (Ireland), Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	4.735(c)	01/15/34	EUR	8,000	8,657,268
Crown City CLO (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	6.622(c)	04/20/35		8,750	8,752,692
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	1,853	1,961,803
Series 08A, Class A1RR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.535(c)	07/15/34	EUR	6,500	7,000,978

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
CVC Cordatus Loan Fund DAC (Ireland), (cont’d.)
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	4.672%(c)	05/22/32	EUR	19,891	$21,491,734
Elevation CLO Ltd. (Cayman Islands),
Series 2021-14A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.744(c)	10/20/34		4,000	4,010,416
Series 2021-14A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	7.294(c)	10/20/34		6,750	6,752,033

Generate CLO Ltd. (Cayman Islands), Series 02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.694(c)	01/22/31		403	403,767
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-01A, Class A2, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 0.000%)	6.573(c)	04/15/31		1,346	1,346,343
Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	6.722(c)	10/20/31		3,962	3,966,912
Harvest CLO DAC (Ireland), Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)	5.148(c)	07/25/37	EUR	36,250	39,345,154
Henley CLO DAC (Ireland), Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	4.655(c)	12/25/35	EUR	3,250	3,515,296
HPS Loan Management Ltd. (Cayman Islands), Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	6.598(c)	02/05/31		109	108,760
ICG US CLO Ltd. (Cayman Islands), Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.576(c)	04/25/31		1,297	1,300,155
Invesco Euro CLO DAC (Ireland), Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)	4.335(c)	07/15/31	EUR	10,000	10,776,938
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.743(c)	01/15/31		747	746,791
Madison Park Funding Ltd. (Cayman Islands),
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	6.779(c)	04/18/37		40,250	40,414,115
Series 2022-57A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.379(c)	07/27/34		18,000	18,000,000

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.664%(c)	04/21/31		459	$459,735
Series 2018-08A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 0.000%)	7.237(c)	02/20/31		1,500	1,500,706
Series 2019-10A, Class A1RR, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	6.593(c)	10/23/34		15,000	15,013,536

Monument CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	5.342(c)	05/15/37	EUR	35,000	38,183,674
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.566(c)	10/12/30		4,785	4,788,428
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)	6.683(c)	07/15/31		3,863	3,863,257

Nassau Euro CLO DAC (Ireland), Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)	5.201(c)	07/20/38	EUR	23,800	25,779,598
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.472%)	6.815(c)	06/20/34		13,995	14,005,496
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	6.729(c)	07/19/37		15,000	15,005,775

OAK Hill European Credit Partners Designated Activity Co. (Ireland), Series 2016-05A, Class ARR, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	4.668(c)	01/21/35	EUR	9,000	9,624,302
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.621(c)	04/26/31		2,974	2,974,536
Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	6.551(c)	01/15/33		9,500	9,517,100
OFSI BSL Ltd. (Cayman Islands),
Series 2018-01A, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	6.491(c)	07/15/31		4,843	4,847,183
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	7.329(c)	10/18/35		8,500	8,575,509

OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)	6.767(c)	10/30/30		52	52,002

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	6.824%(c)	02/14/34		10,000	$10,001,042
Series 2018-01A, Class A1AR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	6.544(c)	10/20/31		5,615	5,620,497
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.743(c)	10/15/34		15,000	15,034,122

Providus CLO DAC (Ireland), Series 02A, Class B1R, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.335(c)	07/15/31	EUR	5,875	6,366,545
Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	6.875(c)	04/17/37		29,000	29,147,569
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.724(c)	10/20/34		15,000	15,005,215
Series 2021-03A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)	7.294(c)	10/20/34		8,925	8,933,926
Series 2023-01A, Class B, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	8.032(c)	01/20/36		7,000	7,062,906
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	6.689(c)	05/07/31		2,269	2,269,062
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.352% (Cap N/A, Floor 0.262%)	6.674(c)	08/15/30		3,134	3,136,613

Sound Point CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	6.611(c)	01/26/31		2,467	2,467,904
St. Pauls CLO (Netherlands), Series 09A, Class A1R, 144A, 3 Month EURIBOR + 0.940% (Cap N/A, Floor 0.940%)	4.628(c)	07/20/35	EUR	14,000	15,120,438
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	4.515(c)	04/25/30	EUR	5,860	6,333,437
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	4.536(c)	02/20/30	EUR	19,708	21,243,392

Strata CLO Ltd. (Cayman Islands), Series 2021-01A, Class AR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	6.662(c)	10/20/33		15,000	15,014,661

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.705%(c)	10/29/34		7,250	$7,252,458
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.562(c)	10/20/32		22,000	22,020,238

Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)	6.787(c)	01/17/30		326	326,652
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.704(c)	07/20/34		15,000	15,014,118
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	7.152(c)	01/20/36		25,000	25,022,630
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	7.251(c)	01/15/36		14,000	14,077,403

Toro European CLO DAC (Ireland), Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	4.675(c)	07/25/34	EUR	13,500	14,585,404
Trinitas CLO Ltd. (Bermuda), Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)	6.972(c)	01/20/35		15,650	15,687,378
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	6.823(c)	01/15/32		3,206	3,213,944
Series 2017-28AA, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.754(c)	10/20/34		14,500	14,505,285
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.647(c)	07/17/31		2,543	2,548,547
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.744(c)	10/20/31		1,466	1,467,059
Series 2018-03A, Class A1A, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.794(c)	01/20/32		1,917	1,921,001
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.664(c)	07/20/32		17,625	17,666,324

Wellfleet CLO Ltd., Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.697(c)	01/17/31		403	403,246

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Wind River CLO Ltd. (Cayman Islands), Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.773%(c)	10/15/34		4,500	$4,502,854
Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.853(c)	04/15/30		136	135,885
					929,435,589
Consumer Loans 0.7%
Affirm Asset Securitization Trust, Series 2024-A, Class 1C, 144A	6.160	02/15/29		500	502,236
Fairstone Financial Issuance Trust (Canada), Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	280	200,236
GreenSky Home Improvement Trust,
Series 2024-01, Class A3, 144A	5.550	07/25/59		500	500,463
Series 2024-01, Class A4, 144A	5.670	07/25/59		1,700	1,700,599

Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		600	569,028
Lendmark Funding Trust, Series 2021-01A, Class A, 144A	1.900	11/20/31		5,000	4,640,516
Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34		133	132,311
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35		2,400	2,267,093
Series 2022-02A, Class D, 144A	6.550	10/14/34		6,870	6,824,195
Series 2023-01A, Class A, 144A	5.500	06/14/38		12,200	12,490,266
Series 2023-01A, Class D, 144A	7.490	06/14/38		100	105,338

Oportun Funding XIV LLC, Series 2021-A, Class A, 144A	1.210	03/08/28		396	384,866
Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32		3,300	3,209,346
					33,526,493
Home Equity Loans 0.3%
Bear Stearns Asset-Backed Securities Trust, Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)	6.964(c)	03/25/43		109	107,907
BRAVO Residential Funding Trust, Series 2024-CES01, Class A1A, 144A	6.377	04/25/54		480	483,599

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	7.044%(c)	03/25/54		444	$447,804
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	6.944(c)	05/25/54		436	439,041
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	6.544(c)	10/20/54		941	941,356

Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE03, Class A3, 1 Month SOFR + 1.154% (Cap N/A, Floor 1.040%)	6.504(c)	10/25/33		1,054	1,044,954
RCKT Mortgage Trust, Series 2024-CES01, Class A1A, 144A	6.025(cc)	02/25/44		1,766	1,771,812
Towd Point HE Trust, Series 2023-01, Class A1A, 144A	6.875	02/25/63		856	857,268
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63		2,259	2,304,281
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64		1,004	1,004,926
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64		929	938,176
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64		3,228	3,250,499
					13,591,623
Other 0.1%
GoodLeap Sustainable Home Solutions Trust, Series 2024-01GS, Class A, 144A	6.250	06/20/57		2,749	2,809,035
Residential Mortgage-Backed Securities 0.1%
Countrywide Asset-Backed Certificates, Series 2003-BC02, Class 2A1, 1 Month SOFR + 0.714% (Cap 13.875%, Floor 0.600%)	6.064(c)	06/25/33		72	71,064
Countrywide Asset-Backed Certificates Trust, Series 2004-04, Class 1A, 1 Month SOFR + 0.534% (Cap N/A, Floor 0.420%)	5.884(c)	08/25/34		1,045	1,003,542
LSF11 Boson Investments Sarl Compartment 2 (Spain), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)	5.801(c)	11/25/60	EUR	360	373,639

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.604%(c)	09/27/75	EUR	1,791	$1,918,059
Structured Asset Investment Loan Trust, Series 2003-BC02, Class A3, 1 Month SOFR + 0.814% (Cap N/A, Floor 0.700%)	6.164(c)	04/25/33		10	10,061
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	6.850(c)	03/15/26	EUR	968	782,605
					4,158,971
Student Loans 0.1%
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		1,440	255,268
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		428	402,083
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		761	720,553
Series 2019-A, Class R, 144A	0.000	10/25/48		1,025	254,128

SMB Private Education Loan Trust, Series 2024-D, Class A1A, 144A	5.380	07/05/53		2,500	2,535,888
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month SOFR + 3.364% (Cap N/A, Floor 1.250%)	8.714(c)	11/29/24		1,044	1,044,933
					5,212,853

Total Asset-Backed Securities (cost $1,050,248,837)					1,036,477,151
Commercial Mortgage-Backed Securities 10.8%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF02, Class A4, 144A	2.252	06/15/54		18,000	15,301,366
BANK,
Series 2017-BNK05, Class A4	3.131	06/15/60		1,000	949,258
Series 2017-BNK06, Class A4	3.254	07/15/60		230	219,580
Series 2018-BN10, Class A4	3.428	02/15/61		4,665	4,466,333
Series 2019-BN17, Class A3	3.456	04/15/52		4,106	3,883,302
Series 2019-BN18, Class A3	3.325	05/15/62		1,800	1,661,975
Series 2019-BN24, Class A2	2.707	11/15/62		3,489	3,123,254
Series 2020-BN25, Class A3	2.391	01/15/63		4,620	4,427,558
Series 2020-BN29, Class A3	1.742	11/15/53		2,000	1,633,195
Series 2021-BN33, Class A4	2.270	05/15/64		10,400	8,908,856

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BANK5,
Series 2023-05YR02, Class A3	6.656%(cc)	07/15/56	15,000	$15,809,080
Series 2024-5YR8, Class A3	5.884	08/15/57	20,850	21,633,191
Barclays Commercial Mortgage Securities Trust,
Series 2019-C05, Class A3	2.805	11/15/52	6,100	5,603,437
Series 2023-C20, Class A2	6.383(cc)	07/15/56	3,550	3,666,193
Series 2023-C21, Class A2	6.296(cc)	09/15/56	6,500	6,805,817
Series 2024-5C27, Class A3	6.014	07/15/57	9,000	9,398,915

BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33	6,465	6,218,709
Benchmark Mortgage Trust,
Series 2018-B08, Class A4	3.963	01/15/52	780	749,830
Series 2019-B10, Class A3	3.455	03/15/62	3,090	2,904,765
Series 2020-B17, Class A4	2.042	03/15/53	3,400	2,879,316
Series 2020-B20, Class A3	1.945	10/15/53	10,000	8,682,587
Series 2020-B21, Class A4	1.704	12/17/53	2,000	1,688,473
Series 2020-B22, Class XB, IO, 144A	0.993(cc)	01/15/54	62,848	3,121,283
Series 2021-B26, Class A4	2.295	06/15/54	10,600	9,022,274
Series 2023-V02, Class A3	5.812(cc)	05/15/55	15,500	15,888,261
Series 2023-V03, Class A3	6.363(cc)	07/15/56	15,000	15,656,901
Series 2024-V08, Class A3	6.189	07/15/57	15,800	16,587,777
BFLD Mortgage Trust,
Series 2024-VICT, Class A, 144A, 1 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)	7.190(c)	07/15/41	3,500	3,492,344
Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	6.792(c)	08/15/26	2,800	2,786,000
BMO Mortgage Trust,
Series 2023-05C01, Class A3	6.534(cc)	08/15/56	13,000	13,648,140
Series 2023-C05, Class A2	6.518	06/15/56	9,700	10,009,422
Series 2023-C06, Class A2	6.643(cc)	09/15/56	12,000	12,705,569
Series 2024-5C05, Class A3	5.857	02/15/57	9,200	9,488,447
Series 2024-C08, Class XB, IO	0.794(cc)	03/15/57	50,000	3,128,410

BX Commercial Mortgage Trust, Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	6.991(c)	08/15/39	8,700	8,689,104
BX Trust,
Series 2021-LGCY, Class F, 144A, 1 Month SOFR + 2.063% (Cap N/A, Floor 1.949%)	7.392(c)	10/15/36	11,000	10,687,718
Series 2022-LBA06, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.029(c)	01/15/39	13,400	13,140,375
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.029(c)	01/15/39	5,700	5,530,751
Series 2024-VLT04, Class C, 144A, 1 Month SOFR + 2.140% (Cap N/A, Floor 2.140%)	7.469(c)	07/15/29	10,775	10,694,189

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248%	05/10/50	553	$529,871
Series 2017-CD05, Class A3	3.171	08/15/50	800	755,474
Series 2017-CD06, Class A4	3.190	11/13/50	1,650	1,573,346

CENT Trust, Series 2023-CITY, Class A, 144A, 1 Month SOFR + 2.620% (Cap N/A, Floor 2.620%)	7.949(c)	09/15/38	5,900	5,918,437
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	1,584	1,515,840
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A3	2.575	08/10/49	2,898	2,771,058
Series 2017-C04, Class A3	3.209	10/12/50	957	907,986
Series 2017-P07, Class XC, IO	0.326(cc)	04/14/50	16,000	114,520
Series 2018-C06, Class A3	4.145	11/10/51	4,866	4,606,637
Series 2019-GC43, Class A3	2.782	11/10/52	10,000	8,923,399

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month SOFR + 2.880% (Cap N/A, Floor 2.766%)	8.208(c)	11/15/37	2,212	2,204,817
Commercial Mortgage Trust,
Series 2014-CR15, Class XB, IO, 144A	0.016(cc)	02/10/47	122,535	1,225
Series 2014-CR17, Class A5	3.977	05/10/47	1,145	1,130,074
Series 2016-COR01, Class A3	2.826	10/10/49	693	659,242
Series 2017-COR02, Class A2	3.239	09/10/50	9,978	9,492,188
Series 2024-277P, Class A, 144A	6.338	08/10/44	2,800	2,851,648
Series 2024-277P, Class X, IO, 144A	0.894(cc)	08/10/44	9,200	294,201

Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	3,407	3,294,461
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class A3	3.959	08/15/51	1,900	1,837,629
Series 2019-C15, Class A3	3.779	03/15/52	5,979	5,709,891

DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	200	150,286
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	284	271,729
Series 2017-C06, Class A4	3.071	06/10/50	600	567,411

Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	250	218,470
FHLMC Multifamily Structured Pass-Through Certificates,
Series K069, Class X1, IO	0.340(cc)	09/25/27	6,299	62,259
Series K090, Class X1, IO	0.707(cc)	02/25/29	98,727	2,803,466
Series K093, Class X1, IO	0.942(cc)	05/25/29	12,627	462,335
Series K097, Class X1, IO	1.090(cc)	07/25/29	17,830	805,037
Series K101, Class X1, IO	0.833(cc)	10/25/29	18,824	679,945

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K122, Class X1, IO	0.876%(cc)	11/25/30	37,244	$1,614,179
Series K1513, Class X1, IO	0.856(cc)	08/25/34	30,666	1,735,997
Series K735, Class X1, IO	0.958(cc)	05/25/26	8,207	103,664
Series Q001, Class XA, IO	2.100(cc)	02/25/32	12,654	869,941

Greystone Commercial Capital Trust, Series 2021-03, Class A, 144A, 1 Month SOFR + 2.344% (Cap N/A, Floor 2.230%)	7.679(c)	08/01/24	8,500	8,467,300
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.433(cc)	04/10/47	3,530	35
Series 2017-GS06, Class A2	3.164	05/10/50	786	744,602
Series 2017-GS07, Class A3	3.167	08/10/50	1,180	1,117,435
Series 2017-GS08, Class A3	3.205	11/10/50	1,400	1,318,417
Series 2019-GC38, Class A3	3.703	02/10/52	6,950	6,621,800
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A5	3.672	11/15/47	1,400	1,388,561
Series 2015-C29, Class A4	3.611	05/15/48	1,890	1,858,618
Series 2015-C30, Class A5	3.822	07/15/48	4,200	4,073,511
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	2,910	2,773,740
Series 2017-C07, Class A4	3.147	10/15/50	1,100	1,044,787

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	10,600	4,828,310
MHP, Series 2022-MHIL, Class E, 144A, 1 Month SOFR + 2.611% (Cap N/A, Floor 2.611%)	7.939(c)	01/15/27	2,917	2,877,053
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49	2,464	2,389,151
Series 2016-C30, Class A4	2.600	09/15/49	5,320	5,092,377
Series 2017-C33, Class A4	3.337	05/15/50	1,200	1,149,866
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48	3,622	3,546,583
Series 2017-H01, Class A4	3.259	06/15/50	1,100	1,054,415
Series 2017-HR02, Class A3	3.330	12/15/50	1,981	1,878,170
Series 2018-H04, Class A3	4.043	12/15/51	1,394	1,344,566
Series 2019-H06, Class A3	3.158	06/15/52	1,600	1,487,069
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36	800	723,268
Series 2021-L07, Class A4	2.322	10/15/54	11,000	9,325,317

MSWF Commercial Mortgage Trust, Series 2023-01, Class A2	6.451	05/15/56	21,000	21,726,182
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 144A	3.885	08/15/38	4,750	4,384,760

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)

ONE Mortgage Trust, Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	6.943%(c)	03/15/36		5,000	$4,714,412
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, SONIA + 1.969% (Cap 6.850%, Floor 1.500%)	6.850(c)	01/23/29	GBP	8,000	10,016,512
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50		471	451,799
Series 2017-C07, Class A3	3.418	12/15/50		1,505	1,446,108
Series 2018-C08, Class A3	3.720	02/15/51		2,160	2,073,464
Series 2018-C10, Class A3	4.048	05/15/51		1,392	1,347,096
Series 2018-C14, Class A3	4.180	12/15/51		2,462	2,381,163
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49		1,277	1,221,203
Series 2017-C39, Class A4	3.157	09/15/50		1,400	1,328,034
Series 2017-C40, Class A3	3.317	10/15/50		350	334,651
Series 2017-RB01, Class A4	3.374	03/15/50		632	599,958
Series 2018-C43, Class XB, IO	0.305(cc)	03/15/51		51,500	582,393
Series 2018-C46, Class XB, IO	0.362(cc)	08/15/51		104,789	1,425,770
Series 2020-C56, Class A4	2.194	06/15/53		3,300	2,879,199
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	9.943(c)	05/15/31		7,000	6,440,546

Total Commercial Mortgage-Backed Securities (cost $510,331,201)					488,786,819
Corporate Bonds 28.1%
Aerospace & Defense 0.6%
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A	3.800	10/07/24		60	59,782
Gtd. Notes, 144A	3.850	12/15/25		30	29,510
Boeing Co. (The),
Sr. Unsec’d. Notes	2.250	06/15/26		80	75,422
Sr. Unsec’d. Notes	2.750	02/01/26		90	86,343
Sr. Unsec’d. Notes	3.625	02/01/31		3,940	3,537,447
Sr. Unsec’d. Notes	4.875	05/01/25		290	288,043
Sr. Unsec’d. Notes	5.150	05/01/30		3,010	2,963,923
Sr. Unsec’d. Notes, 144A	6.298	05/01/29		12,685	13,117,331
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		558	565,673
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		250	260,228
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		5,172	5,161,087

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	3.832%	04/27/25	115	$113,690
Sr. Unsec’d. Notes	4.400	06/15/28	50	49,346
RTX Corp.,
Sr. Unsec’d. Notes	3.125	05/04/27	20	19,187
Sr. Unsec’d. Notes	7.200	08/15/27	30	32,239
				26,359,251
Agriculture 0.3%
BAT Capital Corp. (United Kingdom), Gtd. Notes	2.259	03/25/28	140	127,459
BAT International Finance PLC (United Kingdom), Gtd. Notes	4.448	03/16/28	70	68,861
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.500	02/01/30	11,200	11,281,953
				11,478,273
Airlines 0.2%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.750	04/20/29	1,400	1,365,140
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Sr. Sec’d. Notes, 144A	6.500	06/20/27	201	202,779
Southwest Airlines Co.,
Sr. Unsec’d. Notes	5.125	06/15/27	3,365	3,380,892
Sr. Unsec’d. Notes	5.250	05/04/25	335	333,940

United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	81	79,382
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	2,370	2,310,327
Sr. Sec’d. Notes, 144A	4.625	04/15/29	749	708,134
				8,380,594
Apparel 0.0%
Hanesbrands, Inc., Gtd. Notes, 144A(a)	4.875	05/15/26	825	808,322

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers 0.9%
Daimler Truck Finance North America LLC (Germany), Gtd. Notes, 144A	1.625%	12/13/24	310	$305,664
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.900	02/16/28	575	527,815
Sr. Unsec’d. Notes	4.134	08/04/25	925	911,283
Sr. Unsec’d. Notes	4.950	05/28/27	3,000	2,961,492
Sr. Unsec’d. Notes	5.850	05/17/27	3,630	3,669,252
Sr. Unsec’d. Notes	6.800	05/12/28	3,050	3,180,681
Sr. Unsec’d. Notes	6.950	03/06/26	1,275	1,302,523

General Motors Co., Sr. Unsec’d. Notes	6.600	04/01/36	3,755	4,007,528
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	35	33,704
Gtd. Notes	4.000	01/15/25	155	153,804
Sr. Unsec’d. Notes	1.500	06/10/26	335	314,106
Sr. Unsec’d. Notes	2.400	04/10/28	6,635	6,058,880
Sr. Unsec’d. Notes	5.000	04/09/27	70	70,087
Sr. Unsec’d. Notes	5.350	07/15/27	8,520	8,608,557
Sr. Unsec’d. Notes	5.400	04/06/26	335	336,784
Sr. Unsec’d. Notes	6.050	10/10/25	75	75,728
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	1.000	09/17/24	35	34,795
Sr. Unsec’d. Notes, 144A	2.375	10/15/27	55	50,898
Sr. Unsec’d. Notes, 144A	3.500	11/02/26	105	101,535
Sr. Unsec’d. Notes, 144A	5.300	06/24/29	4,180	4,234,970
Sr. Unsec’d. Notes, 144A	5.600	03/30/28	30	30,599
Sr. Unsec’d. Notes, 144A, MTN	1.500	06/15/26	25	23,432
Sr. Unsec’d. Notes, 144A, MTN	1.800	01/10/28	15	13,510
Sr. Unsec’d. Notes, 144A, MTN	2.000	06/15/28	30	26,912

Nissan Motor Acceptance Co. LLC, Sr. Unsec’d. Notes, 144A, MTN	1.125	09/16/24	300	298,095
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	3.800(cc)	10/24/25	3,500	3,467,878
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	1.250	11/24/25	200	190,390
				40,990,902

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment 0.2%
Aptiv PLC/Aptiv Corp., Gtd. Notes	2.396%	02/18/25	330	$324,017
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	850	847,824
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	755	770,514
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	5,625	5,104,423
				7,046,778
Banks 7.4%
ABN AMRO Bank NV (Netherlands), Sr. Non-Preferred Notes, 144A, MTN	6.575(ff)	10/13/26	10,700	10,842,460
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	4.875	01/11/29	1,250	1,208,438
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	1.849	03/25/26	600	567,704
Sr. Non-Preferred Notes	5.538(ff)	03/14/30	2,800	2,826,500
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	13,600	13,705,672
Bank of America Corp.,
Sr. Unsec’d. Notes	2.572(ff)	10/20/32	2,485	2,113,274
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	5,690	5,024,637
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	2,780	2,406,586
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	530	511,178
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	1,665	1,402,627
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	1,615	1,424,213
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,350	1,249,598
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	675	657,531
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	2,325	2,276,205
Sr. Unsec’d. Notes, Series N(a)	2.651(ff)	03/11/32	8,620	7,458,185
Sub. Notes, MTN	4.450	03/03/26	6,500	6,441,977
Sub. Notes, Series L, MTN	3.950	04/21/25	300	296,713

Bank of New York Mellon Corp. (The), Jr. Sub. Notes, Series F	4.625(ff)	09/20/26(oo)	125	119,764
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.650	03/16/25	200	197,800
Sr. Unsec’d. Notes	5.674(ff)	03/12/28	11,045	11,199,611
Sr. Unsec’d. Notes	5.829(ff)	05/09/27	335	338,352
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	4,415	3,801,973
Sr. Non-Preferred Notes, 144A	3.375	01/09/25	350	346,352
Sr. Non-Preferred Notes, 144A, MTN	3.500	11/16/27	4,255	4,058,378

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
BNP Paribas SA (France), (cont’d.)
Sr. Preferred Notes, 144A	5.176%(ff)	01/09/30	5,230	$5,290,113

BPCE SA (France), Sr. Non-Preferred Notes, 144A, MTN	5.975(ff)	01/18/27	10,000	10,080,538
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	6,201	6,211,150
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	800	825,709
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	8,075	8,099,717
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	2,125	2,119,309
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	1,155	1,138,569
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	6,615	6,274,591
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	2,685	2,289,544
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	810	720,640
Sr. Unsec’d. Notes	3.200	10/21/26	2,495	2,409,835
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	990	948,751
Sub. Notes	4.125	07/25/28	1,260	1,225,192
Sub. Notes	4.300	11/20/26	335	330,111
Sub. Notes	4.400	06/10/25	210	208,142
Sub. Notes	4.450	09/29/27	6,500	6,412,127
Sub. Notes	4.600	03/09/26	165	163,805
Sub. Notes	5.827(ff)	02/13/35	3,125	3,159,502
Sub. Notes	6.174(ff)	05/25/34	311	322,114

Danske Bank A/S (Denmark), Sr. Preferred Notes, 144A, MTN	6.259(ff)	09/22/26	3,910	3,950,199
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	3.961(ff)	11/26/25	2,655	2,639,626
Sr. Non-Preferred Notes	6.819(ff)	11/20/29	6,360	6,723,699

Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, EMTN	2.750	09/16/25	2,000	1,952,295
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	12.000	10/01/28	450	484,275
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	3,095	2,893,546
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	9,335	7,851,633
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	2,640	2,269,908
Sr. Unsec’d. Notes	3.102(ff)	02/24/33	3,523	3,078,106
Sr. Unsec’d. Notes	3.500	01/23/25	515	510,123
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	275	264,552
Sr. Unsec’d. Notes	3.850	01/26/27	800	782,553
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,075	1,049,344
Sr. Unsec’d. Notes	6.484(ff)	10/24/29	8,600	9,105,518

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes, MTN	4.800%	07/08/44	125	$115,782
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	1,515	1,515,000
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	2,260	2,245,771
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	4,510	4,418,923
Sr. Unsec’d. Notes	2.069(ff)	06/01/29	6,015	5,438,527
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	6,175	5,265,303
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	6,395	5,511,415
Sr. Unsec’d. Notes	2.963(ff)	01/25/33	2,690	2,342,725
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	375	359,835
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	4,500	4,384,516
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	1,550	1,506,576
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	6,920	6,820,238
Sr. Unsec’d. Notes	5.581(ff)	04/22/30	5,985	6,170,515
Sub. Notes	3.875	09/10/24	310	309,339

KeyCorp, Sr. Unsec’d. Notes, MTN	2.550	10/01/29	2,460	2,149,540
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750	01/11/27	800	779,387
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.309(ff)	07/20/32	6,285	5,286,574
Mizuho Financial Group, Inc. (Japan), Sub. Notes, 144A	4.353	10/20/25	335	330,638
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	7,920	6,614,723
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	4,280	4,132,856
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,150	1,129,251
Sr. Unsec’d. Notes, MTN	1.794(ff)	02/13/32	3,295	2,700,098
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	3,905	3,210,381
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32	1,680	1,417,977
Sr. Unsec’d. Notes, MTN	2.943(ff)	01/21/33	3,875	3,355,892
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	640	615,392
Sub. Notes, GMTN	4.350	09/08/26	5,505	5,439,824
Sub. Notes, MTN	5.000	11/24/25	175	174,819

PNC Bank NA, Sub. Notes	4.050	07/26/28	350	339,749
Rheinland-Pfalz Bank (Germany), Sub. Notes, 144A	6.875	02/23/28	10,000	10,604,120
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	1.673(ff)	06/14/27	335	313,664

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)

Societe Generale SA (France), Sr. Non-Preferred Notes, 144A	2.226%(ff)	01/21/26		7,500	$7,376,660
Truist Financial Corp., Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29		3,365	3,624,384
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26		1,970	1,915,825
Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32		3,510	3,049,312
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%	6.943(c)	05/12/26		5,085	5,121,256

UniCredit SpA (Italy), Sr. Non-Preferred Notes, 144A	2.569(ff)	09/22/26		1,180	1,140,741
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41		3,050	2,300,012
Sr. Unsec’d. Notes	6.303(ff)	10/23/29		11,845	12,466,109
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31		2,575	2,279,475
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28		17,850	18,196,664
					334,730,352
Beverages 0.0%
Constellation Brands, Inc., Sr. Unsec’d. Notes	5.000	02/02/26		40	40,001
Biotechnology 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes	2.200	02/21/27		30	28,182
Sr. Unsec’d. Notes	3.125	05/01/25		280	275,519
Sr. Unsec’d. Notes	5.150	03/02/28		335	339,753
Sr. Unsec’d. Notes	5.600	03/02/43		4,555	4,590,694

Baxalta, Inc., Gtd. Notes	4.000	06/23/25		925	914,363
					6,148,511
Building Materials 0.4%
CEMEX Materials LLC (Mexico), Gtd. Notes	7.700	07/21/25		1,800	1,836,162
Cemex SAB de CV (Mexico), Gtd. Notes(a)	3.125	03/19/26	EUR	1,000	1,067,521
CRH SMW Finance DAC, Gtd. Notes	5.200	05/21/29		10,885	11,034,618
JELD-WEN, Inc., Gtd. Notes, 144A(a)	4.875	12/15/27		2,239	2,134,510

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Lennox International, Inc., Gtd. Notes	1.700%	08/01/27		30	$27,424
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(a)	4.750	01/15/28		2,000	1,916,550
					18,016,785
Chemicals 0.4%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	4.500	01/10/28		2,000	1,848,400
Gtd. Notes, 144A	4.500	01/10/28		900	831,780

CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	1.125	09/22/24	EUR	1,400	1,505,741
FMC Corp., Sr. Unsec’d. Notes	5.150	05/18/26		70	70,063
LYB International Finance III LLC, Gtd. Notes	1.250	10/01/25		185	176,671
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	3.000	04/01/25		35	34,495
Sr. Unsec’d. Notes	4.900	03/27/28		335	335,621
Sr. Unsec’d. Notes	5.950	11/07/25		20	20,215
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	3.750	06/23/31		407	356,252
Sr. Unsec’d. Notes, 144A	6.750	05/02/34		3,092	3,215,680

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25		96	93,894
Sasol Financing USA LLC (South Africa),
Gtd. Notes(a)	4.375	09/18/26		1,020	972,060
Gtd. Notes(a)	6.500	09/27/28		600	582,750
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	3.450	08/01/25		85	83,524
Sr. Unsec’d. Notes	3.450	06/01/27		45	43,475
Sr. Unsec’d. Notes	4.050	08/08/24		25	24,990

Solvay Finance America LLC (Belgium), Gtd. Notes, 144A	5.650	06/04/29		5,705	5,825,020
TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27		194	198,668
Westlake Corp., Sr. Unsec’d. Notes	0.875	08/15/24		70	69,861
Yara International ASA (Brazil), Sr. Unsec’d. Notes, 144A	3.800	06/06/26		335	324,615
					16,613,775

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Coal 0.1%
Conuma Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	13.125%	05/01/28		1,888	$1,906,880
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	10.750	05/15/26		1,619	1,676,394
					3,583,274
Commercial Services 0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		37	37,040
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		1,800	1,567,562
Sr. Unsec’d. Notes, 144A	9.750	07/15/27		2,028	2,026,054
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		1,000	919,990
Sr. Sec’d. Notes, 144A	4.625	06/01/28		1,925	1,766,188

Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29		1,290	1,222,316
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29		2,300	2,109,287
Gtd. Notes, 144A	4.625	10/01/27		1,531	1,472,746

Boost Newco Borrower LLC, Sr. Sec’d. Notes, 144A	7.500	01/15/31		350	368,213
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27		2,696	2,613,656
Gtd. Notes, 144A	5.500	07/15/25		1,000	997,760
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	0.886	09/29/25		6,000	5,709,926
Sr. Unsec’d. Notes	0.894	12/10/25		3,643	3,438,305

DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	1,614	1,689,982
Equifax, Inc., Sr. Unsec’d. Notes	5.100	06/01/28		330	333,624
ERAC USA Finance LLC, Gtd. Notes, 144A	4.600	05/01/28		335	334,545
Georgetown University (The), Unsec’d. Notes, Series A	5.215	10/01/2118		785	739,603
Global Payments, Inc.,
Sr. Unsec’d. Notes	1.500	11/15/24		80	78,947
Sr. Unsec’d. Notes	2.150	01/15/27		80	75,053
Sr. Unsec’d. Notes	2.650	02/15/25		45	44,297

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Global Payments, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.450%	06/01/28	85	$83,370

United Rentals North America, Inc., Gtd. Notes	5.500	05/15/27	320	319,106
				27,947,570
Computers 0.0%
Dell International LLC/EMC Corp., Sr. Unsec’d. Notes	6.020	06/15/26	125	127,065
Genpact Luxembourg Sarl, Gtd. Notes	3.375	12/01/24	125	123,875
Genpact Luxembourg Sarl/Genpact USA, Inc., Gtd. Notes	1.750	04/10/26	170	160,548
Leidos, Inc., Gtd. Notes	3.625	05/15/25	175	172,465
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	971	1,061,093
				1,645,046
Distribution/Wholesale 0.1%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	6,219	5,683,522
Ritchie Bros Holdings, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.750	03/15/28	225	229,682
				5,913,204
Diversified Financial Services 1.2%
American Express Co.,
Sr. Unsec’d. Notes	5.532(ff)	04/25/30	12,590	12,963,203
Sr. Unsec’d. Notes	6.338(ff)	10/30/26	8,335	8,459,391

Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27	2,925	2,855,359
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	2,880	3,025,721
Capital One Financial Corp.,
Sr. Unsec’d. Notes	3.300	10/30/24	335	333,013
Sr. Unsec’d. Notes	4.927(ff)	05/10/28	35	34,878
Sr. Unsec’d. Notes	4.985(ff)	07/24/26	95	94,557
Sr. Unsec’d. Notes	7.149(ff)	10/29/27	4,450	4,639,038

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A, MTN	2.750%	11/02/27		250	$238,344
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270% (original cost $9,290,119; purchased 05/18/21)^(f)	7.719(c)	05/31/25(d)		9,290	7,989,502
LPL Holdings, Inc.,
Gtd. Notes	5.700	05/20/27		3,040	3,073,623
Gtd. Notes	6.750	11/17/28		1,710	1,806,103
Gtd. Notes, 144A	4.625	11/15/27		110	107,187

Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	6.000	01/15/27		425	421,729
OMERS Finance Trust (Canada), Gtd. Notes, 144A	5.500	11/15/33		7,850	8,335,302
OneMain Finance Corp., Gtd. Notes	3.875	09/15/28		800	732,048
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28		200	207,438
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	1,460	1,434,259
					56,750,695
Electric 1.9%
AEP Texas, Inc., Sr. Unsec’d. Notes	3.950	06/01/28		35	33,826
AES Corp. (The),
Sr. Unsec’d. Notes	1.375	01/15/26		30	28,417
Sr. Unsec’d. Notes	5.450	06/01/28		250	252,424

Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365	06/15/26		3,220	3,220,000
Alliant Energy Finance LLC, Gtd. Notes, 144A	5.400	06/06/27		3,965	4,021,070
Ameren Corp.,
Sr. Unsec’d. Notes	2.500	09/15/24		20	19,910
Sr. Unsec’d. Notes	3.650	02/15/26		170	166,751

Black Hills Corp., Sr. Unsec’d. Notes	5.950	03/15/28		25	25,830
Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.250	06/01/26		294	291,636
Sr. Unsec’d. Notes, 144A(a)	4.625	02/01/29		2,375	2,243,089
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		1,950	1,842,231

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

CenterPoint Energy, Inc., Sr. Unsec’d. Notes	1.450%	06/01/26	25	$23,467
Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	3,011	2,849,159
Dominion Energy, Inc., Jr. Sub. Notes	3.071	08/15/24	35	34,960
DTE Energy Co., Sr. Unsec’d. Notes, Series F	1.050	06/01/25	155	149,633
Duke Energy Corp., Sr. Unsec’d. Notes	4.300	03/15/28	115	113,296
Edison International,
Sr. Unsec’d. Notes	4.700	08/15/25	10,000	9,938,191
Sr. Unsec’d. Notes	4.950	04/15/25	55	54,711

Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	3.625	10/13/25	305	299,516
Enel Finance International NV (Italy), Gtd. Notes, 144A	5.125	06/26/29	12,260	12,276,397
Entergy Corp., Sr. Unsec’d. Notes	0.900	09/15/25	35	33,442
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	2,389	2,356,151
Sr. Unsec’d. Notes	7.125	02/11/25	1,000	1,000,000
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	1,475	1,475,000
Sr. Unsec’d. Notes, 144A, MTN	8.450	08/10/28	745	763,625
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	3,825	3,920,625
Eversource Energy,
Sr. Unsec’d. Notes	2.900	03/01/27	125	119,111
Sr. Unsec’d. Notes	4.750	05/15/26	160	159,354
Sr. Unsec’d. Notes	5.450	03/01/28	150	152,491
Sr. Unsec’d. Notes, Series H	3.150	01/15/25	15	14,819
Sr. Unsec’d. Notes, Series M	3.300	01/15/28	25	23,707

FirstEnergy Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	3.250	03/15/28	90	85,376
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350	01/15/25	125	124,204
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series B, MTN	6.270	01/03/26	85	86,805
Local Gov’t. Gtd. Notes, Series FSA	8.250	04/15/26	367	385,932
Local Gov’t. Gtd. Notes, Series FSA	8.625	06/15/29	108	125,492
Local Gov’t. Gtd. Notes, Series GH	8.250	04/15/26	314	330,198
Local Gov’t. Gtd. Notes, Series GQ	8.250	01/15/27	670	720,745
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	1,158	1,356,079

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Hydro-Quebec (Canada), (cont’d.)
Local Gov’t. Gtd. Notes, Series MBIA	8.250%	01/15/27		470	$505,597
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		4,320	4,033,800
Sr. Sec’d. Notes, Series 6, 144A	5.000	11/12/24		2,000	1,982,500

MVM Energetika Zrt (Hungary), Sr. Unsec’d. Notes	7.500	06/09/28		1,100	1,153,625
Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A	3.395	04/09/30		1,640	1,530,646
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	3.550	05/01/27		335	324,492
Gtd. Notes	4.255	09/01/24		220	219,634
Gtd. Notes	4.625	07/15/27		185	184,939
Gtd. Notes	6.051	03/01/25		335	336,451

Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	3.508	10/01/24		140	139,264
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28		4,350	4,331,549
Gtd. Notes	6.625	01/15/27		858	856,190
Gtd. Notes, 144A	5.250	06/15/29		625	607,815
Pacific Gas & Electric Co.,
First Mortgage	3.150	01/01/26		75	72,870
First Mortgage	3.300	12/01/27		175	165,573
First Mortgage	3.400	08/15/24		135	134,871
First Mortgage	4.950	06/08/25		45	44,754

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia), Sr. Unsec’d. Notes	2.875	10/25/25	EUR	1,000	1,068,045
Pinnacle West Capital Corp., Sr. Unsec’d. Notes	1.300	06/15/25		335	323,120
Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	0.800	08/15/25		20	19,109
Sempra, Sr. Unsec’d. Notes	4.000	02/01/48		580	454,237
Southern Co. (The),
Sr. Unsec’d. Notes	3.250	07/01/26		220	213,803
Sr. Unsec’d. Notes	5.150	10/06/25		335	335,290
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		1,425	1,432,581
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		5,125	5,231,441
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		1,200	1,132,752

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Vistra Operations Co. LLC, (cont’d.)
Gtd. Notes, 144A	5.000%	07/31/27		3,291	$3,223,960
Gtd. Notes, 144A	5.500	09/01/26		1,000	991,929
Gtd. Notes, 144A	5.625	02/15/27		4,925	4,886,888
Sr. Sec’d. Notes, 144A	3.700	01/30/27		30	28,985
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes	4.750	01/09/26		45	44,869
Sr. Unsec’d. Notes	5.000	09/27/25		85	84,884

Xcel Energy, Inc., Sr. Unsec’d. Notes	4.000	06/15/28		60	58,195
					87,272,328
Electrical Components & Equipment 0.1%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29		730	740,318
Gtd. Notes, 144A	6.625	03/15/32		540	550,876
Gtd. Notes, 144A	7.250	06/15/28		3,000	3,076,101
					4,367,295
Electronics 0.0%
Amphenol Corp., Sr. Unsec’d. Notes	4.750	03/30/26		45	44,972
TD SYNNEX Corp., Sr. Unsec’d. Notes	1.750	08/09/26		30	28,039
					73,011
Engineering & Construction 0.3%
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	3,800	3,576,274
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN(a)	1.750	10/23/30	EUR	2,400	2,324,933
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27		200	188,375
MasTec, Inc., Sr. Unsec’d. Notes	5.900	06/15/29		920	940,623
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	4.250	10/31/26		3,509	3,393,870

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Engineering & Construction (cont’d.)
Mexico City Airport Trust (Mexico), (cont’d.)
Sr. Sec’d. Notes, 144A	3.875%	04/30/28		1,560	$1,467,866
Sr. Sec’d. Notes, 144A	4.250	10/31/26		3,796	3,671,453
					15,563,394
Entertainment 0.4%
Caesars Entertainment, Inc., Gtd. Notes, 144A	4.625	10/15/29		2,905	2,699,034
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26		1,625	1,623,016
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750	11/30/27(d)	EUR	368	1,503
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	1,066	533,420
Sr. Sec’d. Notes, 144A	13.000	09/30/24	EUR	175	187,936
Sr. Unsec’d. Notes, 144A	13.000	06/30/25	EUR	73	78,385
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	4.125	04/15/26		1,815	1,777,829
Sr. Sec’d. Notes, 144A	6.500	02/15/25		275	275,245

Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29		3,400	3,184,359
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		4,250	4,147,264
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42		2,745	2,165,371
Gtd. Notes	5.141	03/15/52		3,750	2,788,879
					19,462,241
Foods 0.6%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A(a)	6.500	02/15/28		1,750	1,774,416
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25		700	693,030
Gtd. Notes	5.250	09/15/27		3,300	3,091,361

Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.125	05/14/30	GBP	8,420	10,657,149
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	3,200	3,766,785

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)

General Mills, Inc., Sr. Unsec’d. Notes	4.000%	04/17/25		40	$39,611
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	3.000	02/02/29		3,680	3,339,079
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		335	324,420
Gtd. Notes	4.625	10/01/39		1,415	1,292,204

Kroger Co. (The), Sr. Unsec’d. Notes	2.650	10/15/26		335	320,006
McCormick & Co., Inc., Sr. Unsec’d. Notes	0.900	02/15/26		15	14,106
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.250	09/19/24		215	213,880
					25,526,047
Forest Products & Paper 0.1%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	4.500	08/01/24		2,295	2,295,000
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.750	05/20/27		1,075	1,039,855
Sr. Unsec’d. Notes	5.875	08/20/26		2,000	1,969,272

Brooklyn Union Gas Co. (The), Sr. Unsec’d. Notes, 144A	3.407	03/10/26		25	24,236
NiSource, Inc., Sr. Unsec’d. Notes	5.200	07/01/29		4,720	4,786,991
					7,820,354
Healthcare-Products 0.1%
Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	6.250	04/01/29		820	837,382
Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	430	450,899
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	800	656,450
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	550	413,057

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Products (cont’d.)

Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	3.550%	04/01/25		80	$78,938
					2,436,726
Healthcare-Services 0.9%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.829	08/15/28		1,175	1,147,361
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30		1,000	916,169
Elevance Health, Inc.,
Sr. Unsec’d. Notes	3.350	12/01/24		65	64,499
Sr. Unsec’d. Notes	4.900	02/08/26		335	334,521
HCA, Inc.,
Gtd. Notes	3.125	03/15/27		70	67,029
Gtd. Notes	5.250	04/15/25		15	14,962
Gtd. Notes	5.250	06/15/26		335	335,597
Gtd. Notes	5.375	02/01/25		275	274,410
Gtd. Notes	5.375	09/01/26		290	291,333
Gtd. Notes	5.625	09/01/28		335	342,700

Health Care Service Corp. A Mutual Legal Reserve Co., Sr. Unsec’d. Notes, 144A	5.200	06/15/29		1,450	1,471,309
Humana, Inc., Sr. Unsec’d. Notes	5.700	03/13/26		55	55,005
Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48		800	674,456
IQVIA, Inc.,
Gtd. Notes	2.250	03/15/29	EUR	6,817	6,777,670
Gtd. Notes, 144A	2.250	01/15/28	EUR	1,200	1,217,285
Sr. Sec’d. Notes	5.700	05/15/28		335	343,509
Sr. Sec’d. Notes	6.250	02/01/29		4,005	4,198,100
Laboratory Corp. of America Holdings,
Gtd. Notes	1.550	06/01/26		205	192,672
Gtd. Notes	3.600	02/01/25		125	123,642
Gtd. Notes	3.600	09/01/27		335	323,568

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27		3,025	2,924,741
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29		25	23,592
Sr. Sec’d. Notes	4.625	06/15/28		225	216,688

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.800%	01/15/30	16,490	$16,634,629
				38,965,447
Home Builders 0.5%
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	2,050	2,030,016
Gtd. Notes	7.250	10/15/29	1,350	1,367,200

Century Communities, Inc., Gtd. Notes	6.750	06/01/27	4,175	4,199,554
Lennar Corp.,
Gtd. Notes	4.750	05/30/25	220	218,698
Gtd. Notes	4.750	11/29/27	135	135,073
Gtd. Notes	5.000	06/15/27	40	40,138
Gtd. Notes	5.250	06/01/26	3,145	3,155,998

M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	834	812,975
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27	3,000	2,932,500
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	1,325	1,330,158
Gtd. Notes, 144A	6.625	07/15/27	3,725	3,707,184
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	3,000	2,971,794
Gtd. Notes	5.700	06/15/28	855	853,642
				23,754,930
Household Products/Wares 0.2%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	3.000	06/26/27	8,005	7,587,113
Insurance 0.0%
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	135	131,936
CNA Financial Corp., Sr. Unsec’d. Notes	4.500	03/01/26	30	29,790

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
High Street Funding Trust I, Sr. Unsec’d. Notes, 144A	4.111%	02/15/28	335	$320,749
Markel Group, Inc., Sr. Unsec’d. Notes	4.150	09/17/50	505	397,673
				880,148
Internet 0.1%
eBay, Inc., Sr. Unsec’d. Notes	1.900	03/11/25	55	53,840
Expedia Group, Inc., Gtd. Notes, 144A	6.250	05/01/25	335	335,940
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	5,000	4,964,099
				5,353,879
Iron/Steel 0.1%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	2,897	2,905,955
Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/28	1,178	1,252,803
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	2.400	06/15/25	25	24,362
Sr. Unsec’d. Notes	2.800	12/15/24	75	74,159
				4,257,279
Leisure Time 0.4%
Carnival Corp., Gtd. Notes, 144A	5.750	03/01/27	4,800	4,757,712
Carnival Holdings Bermuda Ltd., Gtd. Notes, 144A	10.375	05/01/28	925	1,000,081
Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	6.750	02/15/27	3,725	3,718,375
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	2,425	2,414,330
Sr. Unsec’d. Notes, 144A	7.750	02/15/29	1,750	1,841,875
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	1,175	1,165,071
Sr. Unsec’d. Notes, 144A	5.500	04/01/28	2,425	2,407,664

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)

Viking Cruises Ltd., Gtd. Notes, 144A	5.875%	09/15/27	1,725	$1,714,219
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	1,350	1,317,600
				20,336,927
Lodging 0.1%
Marriott International, Inc., Sr. Unsec’d. Notes	3.750	03/15/25	45	44,484
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	935	916,241
Gtd. Notes	5.750	06/15/25	150	149,824

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25	1,161	1,155,301
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A	5.250	05/15/27	1,700	1,665,431
				3,931,281
Machinery-Diversified 0.1%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	400	416,364
CNH Industrial Capital LLC, Gtd. Notes	1.450	07/15/26	45	42,135
Dover Corp., Sr. Unsec’d. Notes	3.150	11/15/25	35	34,211
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	3,400	3,508,198
				4,000,908
Media 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	625	606,996
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	25	23,385
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	2,750	2,734,812
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47	85	70,224
Sr. Sec’d. Notes	6.384	10/23/35	3,075	3,075,952
Sr. Sec’d. Notes	6.484	10/23/45	95	89,791

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)

Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.350%	09/15/26		15	$14,496
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31		1,000	664,563
Gtd. Notes, 144A	4.125	12/01/30		750	519,304
Gtd. Notes, 144A	5.375	02/01/28		975	773,228
Gtd. Notes, 144A	5.500	04/15/27		9,497	7,933,168
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		1,000	395,668
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $55,688; purchased 01/31/24)(f)	6.625	08/15/27(d)		825	16,500
Sec’d. Notes, 144A (original cost $3,074,190; purchased 09/09/19 - 08/30/22)(f)	5.375	08/15/26(d)		8,190	165,983
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		825	345,969
Gtd. Notes	7.375	07/01/28		675	312,170
Gtd. Notes	7.750	07/01/26		4,500	2,892,762

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27		4,350	4,349,713
Paramount Global, Sr. Unsec’d. Notes	3.700	06/01/28		25	23,085
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27		3,400	3,383,293
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	2,100	2,283,328
Sr. Sec’d. Notes	4.250	01/15/30	GBP	3,100	3,452,543
					34,126,933
Mining 0.4%
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27		1,100	1,082,125
Sec’d. Notes, 144A	9.375	03/01/29		1,830	1,927,228

Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		1,230	1,205,056
Hecla Mining Co., Gtd. Notes	7.250	02/15/28		1,400	1,412,281
Kinross Gold Corp. (Canada), Gtd. Notes	4.500	07/15/27		3,842	3,784,566

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)

Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes, 144A	5.300%	03/15/26	8,770	$8,817,619
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26	2,150	2,046,668
				20,275,543
Miscellaneous Manufacturing 0.1%
Teledyne Technologies, Inc., Gtd. Notes	2.750	04/01/31	6,825	5,974,284
Multi-National 0.4%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.820	06/16/28	3,000	3,158,595
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	5.000	01/24/29	380	384,355
Sr. Unsec’d. Notes	5.250	11/21/25	10	10,004
Sr. Unsec’d. Notes	6.000	04/26/27	2,940	3,028,440

Dexia SA (Belgium), Gov’t. Liquid Gtd. Notes, 144A	1.625	10/16/24	500	495,821
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	500	510,441
Sr. Unsec’d. Notes	7.000	06/15/25	1,000	1,017,082
Unsec’d. Notes	6.950	08/01/26	500	521,092
Unsec’d. Notes, MTN	6.750	07/15/27	1,895	2,005,802

International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, SOFR Index + 0.262% (Cap 1.820%, Floor 0.000%)	1.820(c)	08/11/26	5,500	5,126,196
				16,257,828
Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	2,545	2,411,001
Gtd. Notes	4.125	05/01/25	3,056	3,015,968
Gtd. Notes	5.500	12/01/24	4,000	3,990,557
				9,417,526

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas 1.7%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250%	02/15/26	1,575	$1,596,869
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	1,585	1,374,145
Sr. Unsec’d. Notes, 144A	2.000	07/15/26	5,632	5,310,368
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	100	100,115
Gtd. Notes, 144A	9.000	11/01/27	641	788,980
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.250	04/15/27	50	49,009
Sr. Unsec’d. Notes	5.400	06/15/47	792	746,741

Chesapeake Energy Corp., Gtd. Notes, 144A (original cost $3,937,125; purchased 02/02/21 - 11/15/21)(f)	5.500	02/01/26	3,825	3,805,167
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	1,675	1,675,894
Civitas Resources, Inc.,
Gtd. Notes, 144A(a)	5.000	10/15/26	2,921	2,861,397
Gtd. Notes, 144A	8.375	07/01/28	1,320	1,388,343

Crescent Energy Finance LLC, Gtd. Notes, 144A	9.250	02/15/28	435	459,363
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.250	09/15/24	15	14,980
Sr. Unsec’d. Notes	5.250	10/15/27	20	20,085
Sr. Unsec’d. Notes	5.875	06/15/28	205	206,831
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30	1,545	1,502,513
Sr. Unsec’d. Notes	8.625	01/19/29	3,950	4,190,950

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	1,375	1,388,108
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26	1,063	1,006,533
Sr. Sec’d. Notes, 144A	5.375	03/30/28	2,458	2,202,983

Hess Corp., Sr. Unsec’d. Notes	4.300	04/01/27	55	54,284
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250	11/01/28	1,650	1,649,868
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750	04/19/27	200	194,812
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	3.800	04/01/28	75	72,615

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Marathon Petroleum Corp., (cont’d.)
Sr. Unsec’d. Notes	4.700%	05/01/25		300	$298,362
Sr. Unsec’d. Notes	5.125	12/15/26		315	317,571

MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.125	02/01/27		49	49,613
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.900	08/15/24		335	334,543
Sr. Unsec’d. Notes	5.500	12/01/25		240	240,742
Sr. Unsec’d. Notes	5.550	03/15/26		335	336,866
Sr. Unsec’d. Notes	7.500	05/01/31		250	281,051
Ovintiv, Inc.,
Gtd. Notes	5.375	01/01/26		70	70,065
Gtd. Notes	5.650	05/15/25		335	335,293
Gtd. Notes	5.650	05/15/28		335	342,103

Parkland Corp. (Canada), Gtd. Notes, 144A(a)	5.875	07/15/27		4,625	4,607,656
Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		1,600	1,650,456
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	1,800	2,254,416
Gtd. Notes, EMTN	6.250	12/14/26	GBP	2,450	3,148,684
Petroleos Mexicanos (Mexico),
Gtd. Notes	3.625	11/24/25	EUR	2,370	2,483,175
Gtd. Notes	4.500	01/23/26		3,830	3,664,831
Gtd. Notes	6.490	01/23/27		3,045	2,941,470
Gtd. Notes	6.500	03/13/27		2,278	2,189,158
Gtd. Notes	6.500	01/23/29		300	273,585
Gtd. Notes	6.840	01/23/30		300	268,470
Gtd. Notes	6.875	10/16/25		2,650	2,645,859
Gtd. Notes, EMTN	2.750	04/21/27	EUR	500	484,983
Gtd. Notes, EMTN	3.750	11/16/25	GBP	853	1,041,746
Gtd. Notes, EMTN	4.875	02/21/28	EUR	1,475	1,472,604
Gtd. Notes, MTN	6.875	08/04/26		1,440	1,420,214
Phillips 66,
Gtd. Notes	3.850	04/09/25		180	178,048
Gtd. Notes	3.900	03/15/28		70	68,034
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	1.125	01/15/26		100	94,998
Sr. Unsec’d. Notes	5.100	03/29/26		15	15,079

Southwestern Energy Co., Gtd. Notes	5.375	02/01/29		3,150	3,087,408

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Transocean, Inc., Gtd. Notes, 144A	8.250%	05/15/29	660	$674,025
Valero Energy Corp.,
Sr. Unsec’d. Notes	2.150	09/15/27	1,420	1,313,376
Sr. Unsec’d. Notes	4.350	06/01/28	175	172,528

Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	5.000	05/18/27	6,960	6,891,605
				78,309,570
Packaging & Containers 0.1%
Amcor Finance USA, Inc., Gtd. Notes	4.500	05/15/28	335	330,235
Ball Corp., Gtd. Notes	6.000	06/15/29	1,925	1,947,416
Berry Global, Inc., Sr. Sec’d. Notes	1.650	01/15/27	20	18,466
Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	1.512	04/15/26	40	37,440
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28	1,500	1,410,365
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000	10/15/27	2,225	2,103,216
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	450	453,823
WRKCo, Inc., Gtd. Notes	3.375	09/15/27	50	47,956
				6,348,917
Pharmaceuticals 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes	2.950	11/21/26	170	164,064
Sr. Unsec’d. Notes	3.600	05/14/25	295	291,466
Sr. Unsec’d. Notes(h)	4.050	11/21/39	9,395	8,393,928
Sr. Unsec’d. Notes	4.550	03/15/35	165	160,654

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	2,957	2,147,593
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	975	536,250
Gtd. Notes, 144A	5.000	02/15/29	550	277,750

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc., (cont’d.)
Gtd. Notes, 144A	5.250%	01/30/30	550	$277,750
Gtd. Notes, 144A	5.250	02/15/31	25	12,625
Gtd. Notes, 144A	6.250	02/15/29	550	288,750
Gtd. Notes, 144A	7.000	01/15/28	200	112,000
Sr. Sec’d. Notes, 144A	4.875	06/01/28	515	396,602

Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	4.250	12/15/25	1,300	1,280,157
Cencora, Inc., Sr. Unsec’d. Notes	3.450	12/15/27	85	81,606
Cigna Group (The),
Gtd. Notes	3.400	03/01/27	25	24,199
Gtd. Notes	4.375	10/15/28	1,630	1,607,816
Sr. Unsec’d. Notes	5.685	03/15/26	65	65,007
CVS Health Corp.,
Sr. Unsec’d. Notes	2.875	06/01/26	335	322,590
Sr. Unsec’d. Notes	3.250	08/15/29	50	46,275
Sr. Unsec’d. Notes	3.875	07/20/25	15	14,789
Sr. Unsec’d. Notes	4.100	03/25/25	335	332,328
Sr. Unsec’d. Notes	5.000	01/30/29	25	25,142

McKesson Corp., Sr. Unsec’d. Notes	5.250	02/15/26	335	335,023
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Sec’d. Notes, 144A	4.125	04/30/28	1,250	1,174,345
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	280	274,500
Gtd. Notes	5.250	06/15/46	2,095	1,791,576
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	5,190	3,912,293
Gtd. Notes	4.000	06/22/50	820	573,506
				24,920,584
Pipelines 1.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	03/01/27	3,125	3,116,506
Boardwalk Pipelines LP,
Gtd. Notes	4.950	12/15/24	30	29,879
Gtd. Notes	5.950	06/01/26	60	60,747

Cheniere Corpus Christi Holdings LLC, Sr. Sec’d. Notes	5.125	06/30/27	9,390	9,440,593

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125%(ff)	05/15/30(oo)	1,300	$1,295,722
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	3,490	3,470,678
Sr. Unsec’d. Notes	2.900	05/15/25	90	88,269
Sr. Unsec’d. Notes	3.900	07/15/26	40	39,156
Sr. Unsec’d. Notes	4.050	03/15/25	125	123,894
Sr. Unsec’d. Notes	4.400	03/15/27	80	79,048
Sr. Unsec’d. Notes	5.000	05/15/50	695	606,415
Sr. Unsec’d. Notes	5.250	07/01/29	5,535	5,611,715
Sr. Unsec’d. Notes	5.300	04/15/47	110	100,102
Sr. Unsec’d. Notes	6.250	04/15/49	320	327,694

Enterprise Products Operating LLC, Gtd. Notes	3.950	01/31/60	2,510	1,908,766
EQM Midstream Partners LP, Sr. Unsec’d. Notes, 144A	6.500	07/01/27	2,800	2,853,312
Gulfstream Natural Gas System LLC, Sr. Unsec’d. Notes, 144A	6.190	11/01/25	210	211,763
Kinder Morgan Energy Partners LP, Gtd. Notes	4.250	09/01/24	35	34,925
Kinder Morgan, Inc.,
Gtd. Notes	3.250	08/01/50	1,255	825,673
Gtd. Notes	4.300	06/01/25	25	24,748
MPLX LP,
Sr. Unsec’d. Notes	4.000	02/15/25	30	29,722
Sr. Unsec’d. Notes	4.125	03/01/27	20	19,646
Sr. Unsec’d. Notes	5.200	03/01/47	20	18,394

NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.875	08/15/27	330	327,050
ONEOK, Inc.,
Gtd. Notes	4.500	03/15/50	6,100	4,981,025
Gtd. Notes	4.950	07/13/47	385	337,613

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	6.000	03/01/27	600	595,848
Targa Resources Corp., Gtd. Notes	6.150	03/01/29	6,798	7,125,689
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.500	07/15/27	125	126,367
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes	4.250	05/15/28	50	49,000
Sr. Unsec’d. Notes	4.875	01/15/26	200	199,634

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
TransCanada PipeLines Ltd. (Canada), (cont’d.)
Sr. Unsec’d. Notes	6.203%	03/09/26	245	$245,017

Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.000	03/15/28	135	131,363
Valero Energy Partners LP, Gtd. Notes	4.500	03/15/28	120	118,516
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	400	395,057
Sr. Unsec’d. Notes	5.300	08/15/28	9,500	9,677,225
Sr. Unsec’d. Notes	5.400	03/02/26	3,560	3,584,322
				58,211,093
Real Estate 0.1%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	10.500(c)	01/15/28	2,057	2,113,953
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28	2,700	2,623,353
				4,737,306
Real Estate Investment Trusts (REITs) 0.9%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	3.950	01/15/28	335	325,484
Gtd. Notes	4.300	01/15/26	20	19,790
American Tower Corp.,
Sr. Unsec’d. Notes	1.500	01/31/28	150	134,015
Sr. Unsec’d. Notes	2.400	03/15/25	80	78,409
Sr. Unsec’d. Notes	3.550	07/15/27	115	110,773
Sr. Unsec’d. Notes	3.650	03/15/27	335	324,874
Sr. Unsec’d. Notes	5.200	02/15/29	7,955	8,061,884
Sr. Unsec’d. Notes	5.250	07/15/28	110	111,480

Brandywine Operating Partnership LP, Gtd. Notes	3.950	11/15/27	245	226,449
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.850	02/01/25	430	425,548
Sr. Unsec’d. Notes	4.125	06/15/26	2,175	2,138,495
Crown Castle, Inc.,
Sr. Unsec’d. Notes	2.900	03/15/27	40	38,027
Sr. Unsec’d. Notes	3.700	06/15/26	295	287,881
Sr. Unsec’d. Notes	4.000	03/01/27	15	14,674
Sr. Unsec’d. Notes	5.600	06/01/29	6,495	6,672,497

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

CubeSmart LP, Gtd. Notes	3.125%	09/01/26	80	$76,961
Digital Realty Trust LP, Gtd. Notes	4.450	07/15/28	125	123,117
Diversified Healthcare Trust, Gtd. Notes	9.750	06/15/25	627	627,057
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	100	90,606
Gtd. Notes	3.800	04/01/27	115	111,825

MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(a)	5.000	10/15/27	1,175	964,316
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	845	859,969
Sr. Sec’d. Notes, 144A	4.875	05/15/29	2,100	1,983,980

Realty Income Corp., Sr. Unsec’d. Notes	4.450	09/15/26	15	14,808
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29	3,550	3,214,419
Sr. Unsec’d. Notes	3.875	02/15/27	2,400	2,311,144

SITE Centers Corp., Sr. Unsec’d. Notes	3.625	02/01/25	30	29,679
Starwood Property Trust, Inc., Sr. Unsec’d. Notes, 144A	3.625	07/15/26	3,250	3,094,941
Sun Communities Operating LP, Gtd. Notes	5.500	01/15/29	3,610	3,663,893
Ventas Realty LP,
Gtd. Notes	2.650	01/15/25	50	49,294
Gtd. Notes	3.250	10/15/26	85	81,740
Gtd. Notes	3.500	02/01/25	45	44,458
Gtd. Notes	3.850	04/01/27	65	63,181
Gtd. Notes	4.000	03/01/28	40	38,759

VICI Properties LP, Sr. Unsec’d. Notes	4.750	02/15/28	20	19,804
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	3.750	02/15/27	95	91,371
Gtd. Notes, 144A	4.250	12/01/26	600	586,321
Gtd. Notes, 144A	4.625	06/15/25	610	604,094
Gtd. Notes, 144A	4.625	12/01/29	485	467,822
Gtd. Notes, 144A	5.750	02/01/27	2,970	2,996,887

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)

Welltower OP LLC, Gtd. Notes	4.000%	06/01/25		105	$103,757
Weyerhaeuser Co., Sr. Unsec’d. Notes	6.950	10/01/27		20	21,272
					41,305,755
Retail 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	3.875	01/15/28		1,275	1,193,719
Sr. Sec’d. Notes, 144A	6.125	06/15/29		1,495	1,506,620

AutoZone, Inc., Sr. Unsec’d. Notes	6.250	11/01/28		1,470	1,554,776
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24		1,950	1,946,055
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	500	572,245
Sr. Sec’d. Notes, 144A	12.000	11/30/28		400	428,000

Falabella SA (Chile), Sr. Unsec’d. Notes, 144A	4.375	01/27/25		2,628	2,600,932
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Sec’d. Notes, 144A	4.625	01/15/29		2,509	2,345,601
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.750	06/25/29		7,860	7,950,047
Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29		2,425	2,207,345
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes	2.500	04/15/26		305	293,830
Sr. Unsec’d. Notes	3.125	09/15/24		60	59,798
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	3.500	03/01/27		25	24,293
Sr. Unsec’d. Notes, MTN	3.500	07/01/27		75	72,817

O’Reilly Automotive, Inc., Sr. Unsec’d. Notes	3.600	09/01/27		30	29,004
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		945	937,546
					23,722,628

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Semiconductors 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875%	01/15/27		335	$327,775
Broadcom, Inc.,
Sr. Unsec’d. Notes	5.050	07/12/29		9,865	9,991,925
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		3,829	3,157,884
Sr. Unsec’d. Notes, 144A	3.187	11/15/36		3,645	2,974,168

Microchip Technology, Inc., Sr. Unsec’d. Notes	0.983	09/01/24		285	283,766
NXP BV/NXP Funding LLC (China), Gtd. Notes	5.350	03/01/26		35	35,060
					16,770,578
Shipbuilding 0.1%
Huntington Ingalls Industries, Inc.,
Gtd. Notes	2.043	08/16/28		3,500	3,137,964
Gtd. Notes	3.483	12/01/27		135	128,949
					3,266,913
Software 0.1%
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26		1,000	974,975
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.650	03/01/28		335	300,866
Fiserv, Inc., Sr. Unsec’d. Notes	5.450	03/02/28		40	40,949
Oracle Corp., Sr. Unsec’d. Notes	2.650	07/15/26		110	105,523
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27		3,000	2,973,755
Take-Two Interactive Software, Inc., Sr. Unsec’d. Notes	5.000	03/28/26		75	75,081
Workday, Inc., Sr. Unsec’d. Notes	3.500	04/01/27		110	106,700
					4,577,849
Telecommunications 1.5%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes	2.250	01/15/25	EUR	3,000	3,167,935
AT&T, Inc.,
Sr. Unsec’d. Notes	1.650	02/01/28		20	18,064

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes	2.550%	12/01/33		74	$60,570
Sr. Unsec’d. Notes	3.650	09/15/59		1,302	899,310
Sr. Unsec’d. Notes	3.800	02/15/27		55	53,772
Sr. Unsec’d. Notes	4.500	05/15/35		70	65,988
Sr. Unsec’d. Notes	5.400	02/15/34		3,990	4,073,805
Sr. Unsec’d. Notes	5.539	02/20/26		335	335,133

Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	3.600	01/19/27		335	325,597
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $39; purchased 11/14/23)^(f)	0.000	12/31/30		390	—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $4,419; purchased 11/14/23)^(f)	0.000	12/31/30		2	928
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $24; purchased 11/14/23)^(f)	0.000	12/31/30		237	—

Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $2,834,503; purchased 01/29/24 - 05/15/24)(f)	10.500	05/25/27		3,053	3,029,876
Digicel MidCo Ltd./DIFL US II LLC (Jamaica), Sr. Unsec’d. Notes, PIK 10.500% (original cost $142,519; purchased 01/30/24 - 05/15/24)(f)	10.500	11/25/28		217	173,036
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26		600	600,000
Sr. Sec’d. Notes, 144A	7.000	10/15/28		550	549,885
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30		425	285,809
Sec’d. Notes, 144A	4.875	06/15/29		225	158,629
Sr. Sec’d. Notes, 144A	10.500	04/15/29		3,700	3,823,213
Sr. Sec’d. Notes, 144A	10.500	05/15/30		1,050	1,081,352
Sr. Sec’d. Notes, 144A	11.000	11/15/29		2,325	2,461,424
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A	4.000	09/18/27	EUR	10,550	11,305,844
Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	4,975	5,381,505
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	4.600	02/23/28		140	139,546
Sr. Unsec’d. Notes	5.000	04/15/29		3,655	3,681,262

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Sprint LLC,
Gtd. Notes	7.625%	02/15/25		7,255	$7,297,209
Gtd. Notes	7.625	03/01/26		2,745	2,822,857

TalkTalk Telecom Group Ltd. (United Kingdom), Gtd. Notes	3.875	02/20/25	GBP	2,922	2,799,684
T-Mobile USA, Inc.,
Gtd. Notes	2.250	02/15/26		115	110,278
Gtd. Notes	2.625	04/15/26		60	57,702
Gtd. Notes	3.000	02/15/41		2,755	2,030,113
Gtd. Notes	3.500	04/15/25		40	39,436
Gtd. Notes	3.750	04/15/27		100	97,489
Gtd. Notes	3.875	04/15/30		2,020	1,926,600
Gtd. Notes	5.375	04/15/27		35	35,206
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.680	10/30/30		350	291,473
Sr. Unsec’d. Notes	2.100	03/22/28		3,720	3,411,147
Sr. Unsec’d. Notes	2.650	11/20/40		4,085	2,885,301
Sr. Unsec’d. Notes	3.376	02/15/25		225	222,951
Sr. Unsec’d. Notes	3.500	11/01/24		50	49,731
Sr. Unsec’d. Notes	4.125	03/16/27		125	123,602

Viasat, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/15/25		2,559	2,532,459
Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.000	01/31/29	GBP	1,430	1,599,445
					70,005,166
Toys/Games/Hobbies 0.0%
Mattel, Inc.,
Gtd. Notes, 144A	3.375	04/01/26		1,435	1,389,596
Gtd. Notes, 144A	5.875	12/15/27		335	336,806
					1,726,402
Transportation 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	5.050	03/01/41		790	768,158
Canadian Pacific Railway Co. (Canada), Gtd. Notes	4.000	06/01/28		20	19,534
CSX Corp., Sr. Unsec’d. Notes	3.400	08/01/24		15	15,000
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32		1,245	1,125,306

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875%	07/05/34	84	$83,739
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27	4,648	4,797,987
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	4.300	06/15/27	440	434,423
Sr. Unsec’d. Notes, MTN	4.625	06/01/25	145	143,962
Sr. Unsec’d. Notes, MTN	5.650	03/01/28	335	343,869
				7,731,978
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	3.950	03/10/25	20	19,791
Sr. Unsec’d. Notes, 144A	4.000	07/15/25	25	24,668
Sr. Unsec’d. Notes, 144A	4.400	07/01/27	8,295	8,176,527
Sr. Unsec’d. Notes, 144A	5.750	05/24/26	335	338,205
				8,559,191
Water 0.0%
American Water Capital Corp., Sr. Unsec’d. Notes	2.950	09/01/27	175	166,373

Total Corporate Bonds (cost $1,315,962,405)				1,276,750,058
Floating Rate and Other Loans 1.3%
Auto Parts & Equipment 0.0%
Tenneco, Inc., Term A Loan, 3 Month SOFR + 4.850%	10.176(c)	11/17/28	1,145	1,083,471
Commercial Services 0.0%
Adtalem Global Education, Inc., 2024 Repricing Term Loan, 1 Month SOFR + 3.500%	8.844(c)	08/11/28	323	324,741
Computers 0.1%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.250%	8.593(c)	03/01/29	3,512	3,504,535

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Insurance 0.1%
Asurion LLC,
New B-11 Term Loan, 1 Month SOFR + 4.350%	9.694%(c)	08/21/28		938	$934,239
New B-9 Term Loan, 1 Month SOFR + 3.364%	8.708(c)	07/31/27		677	670,114
					1,604,353
Investment Companies 0.1%
Hurricane CleanCo Ltd. (United Kingdom), Facility A^	6.250	10/31/29	GBP	2,748	3,532,322
Media 0.1%
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.829(c)	01/18/28		1,416	1,358,211
Diamond Sports Group LLC,
Dip Term Loan	10.000	12/02/24		845	1,114,480
First Lien Term Loan, 1 Month SOFR + 10.100%	15.443(c)	05/25/26		137	124,380
Second Lien Term Loan	8.175	08/24/26		5,140	97,669
					2,694,740
Metal Fabricate/Hardware 0.2%
Doncasters US Finance LLC, Initial Term Loan, 3 Month SOFR + 6.500%	11.835(c)	04/23/30		6,913	6,843,548
Tank Holding Corp.,
2023 Incremental Term Loan, 1 Month SOFR + 6.100%	11.444(c)	03/31/28		467	461,928
Delayed Draw Term Commitment, 1 Month SOFR + 6.100%	11.444(c)	03/31/28		90	89,594
Term Loan, 1 Month SOFR + 5.850%	11.194(c)	03/31/28		3,324	3,290,677
					10,685,747
Real Estate Investment Trusts (REITs) 0.0%
Blackstone Mortgage Trust, Inc., Term Loan, 1 Month SOFR + 2.364%	7.712(c)	04/23/26		969	948,780
Retail 0.4%
CD&R Dock Bidco Ltd. (United Kingdom), Term Facility B2, SONIA + 5.500%	10.703(c)	04/25/31	GBP	450	579,944
CD&R Firefly Bidco Ltd. (United Kingdom), Term Loan, SONIA + 5.750%	10.950(c)	06/21/28	GBP	2,850	3,665,125

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Retail (cont’d.)
EG Finco Ltd. (United Kingdom), Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%	10.722%(c)	04/30/27	EUR	7,000	$7,015,144
Peer Holding III BV (Netherlands), Term Loan	—(p)	06/20/31		7,875	8,516,327
					19,776,540
Telecommunications 0.3%
Digicel International Finance, Ltd. (Jamaica), Initial Term Loan, 3 Month SOFR + 6.750%	12.002(c)	05/29/27		2,620	2,530,345
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.910(c)	04/15/29		209	207,454
Term B-2, 1 Month SOFR + 6.560%	11.910(c)	04/15/30		211	207,784

Zegona Holdco Limited (United Kingdom), Term Loan	—(p)	07/17/29		10,925	11,762,985
					14,708,568

Total Floating Rate and Other Loans (cost $60,634,332)					58,863,797
Municipal Bonds 0.3%
California 0.0%
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45		25	23,229
Taxable, Revenue Bonds, Series J	4.131	05/15/45		25	22,947
					46,176
Michigan 0.1%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/2122		3,520	2,813,267
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122		4,600	3,928,312
					6,741,579
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40		100	120,092

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Puerto Rico 0.2%
Commonwealth of Puerto Rico, General Obligation, Sub-Series C	0.000%(cc)	11/01/43	12,081	$7,434,812
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Restructured, Series A-1	5.000	07/01/58	490	491,627
				7,926,439
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	125	103,510

Total Municipal Bonds (cost $15,659,458)				14,937,796
Residential Mortgage-Backed Securities 2.4%
Bayview Financing Trust, Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 4.000%)^	9.351(c)	07/01/26	2,468	2,469,781
Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	6.747(c)	09/25/31	441	441,646
Series 2022-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	7.497(c)	01/26/32	1,310	1,318,358
Series 2022-01, Class M1C, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.047(c)	01/26/32	3,240	3,318,739

Chase Home Lending Mortgage Trust, Series 2024-RPL02, Class A1A, 144A	3.250(cc)	08/25/64	1,477	1,314,823
CIM Trust, Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	3,500	3,385,967
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A	4.456(cc)	09/25/47	22	19,568
Series 2022-A, Class A1, 144A	6.170	09/25/62	2,355	2,361,397
Series 2024-RP02, Class A1, 144A	4.100(cc)	02/25/63	11,578	10,975,972
Series 2024-RP02, Class A2, 144A	4.200(cc)	02/25/63	890	773,074
Series 2024-RP02, Class B1, 144A	0.000(cc)	02/25/63	269	193,313
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	97	62,571
Series 2024-RP02, Class B3, PO, 144A	12.033(s)(cc)	02/25/63	247	30,261
Series 2024-RP02, Class B4, PO, 144A	16.075(s)(cc)	02/25/63	449	36,917
Series 2024-RP02, Class M1, 144A	4.200(cc)	02/25/63	598	492,918

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Citigroup Mortgage Loan Trust, (cont’d.)
Series 2024-RP02, Class M2, 144A	0.000%(cc)	02/25/63	456	$364,279
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63	25	21,102
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63	14,586	16,610
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	7.247(c)	12/25/41	200	202,626
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.597(c)	03/25/42	860	953,733
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.597(c)	03/25/42	340	369,083
Series 2023-R06, Class 1M2, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 0.000%)	8.047(c)	07/25/43	600	626,766
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.847(c)	10/25/43	330	340,563
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 1.900%)	7.036(c)	07/25/44	500	500,620
Credit Suisse Mortgage Trust,
Series 2020-RPL05, Class A1, 144A	4.722(cc)	08/25/60	474	471,315
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	2,578	2,453,234
Eagle Re Ltd.,
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.047(c)	10/25/33	440	440,694
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.347(c)	09/26/33	700	704,216
Fannie Mae REMIC,
Series 2012-132, Class KI, IO	3.000	12/25/32	1,824	147,321
Series 2012-144, Class EI, IO	3.000	01/25/28	969	31,826
Series 2012-148, Class IC, IO	3.000	01/25/28	1,658	49,210
Series 2013-13, Class IK, IO	2.500	03/25/28	858	26,008
Series 2013-49, Class AI, IO	3.000	05/25/33	1,396	111,669
Series 2015-59, Class CI, IO	3.500	08/25/30	908	28,722
Series 2016-20, Class DI, IO	3.500	04/25/31	1,782	128,938
Series 2018-24, Class BH	3.500	04/25/48	198	178,665
Series 2018-25, Class AG	3.500	04/25/47	674	653,018
Series 2018-57, Class QV	3.500	11/25/29	1,208	1,182,212

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA04, Class B1, 144A, 30 Day Average SOFR + 6.114% (Cap N/A, Floor 0.000%)	11.462%(c)	08/25/50	790	$906,086
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	10.147(c)	10/25/50	1,180	1,359,440
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.347(c)	12/25/50	100	107,651
Series 2020-HQA04, Class B1, 144A, 30 Day Average SOFR + 5.364% (Cap N/A, Floor 0.000%)	10.712(c)	09/25/50	437	492,028
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	9.347(c)	11/25/50	1,630	1,831,713
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.747(c)	08/25/33	2,415	2,701,033
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	8.397(c)	01/25/34	870	935,232
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.997(c)	01/25/34	454	457,640
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.747(c)	10/25/41	1,630	1,689,988
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.847(c)	10/25/41	200	201,130
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.347(c)	08/25/33	300	329,959
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.697(c)	09/25/41	200	206,105
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.447(c)	09/25/41	3,080	3,106,489
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	7.697(c)	12/25/41	2,700	2,732,012

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.847%(c)	01/25/42	110	$112,255
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.247(c)	04/25/42	300	312,282
Freddie Mac REMIC,
Series 4012, Class MJ	3.500	11/15/40	259	256,011
Series 4046, Class PI, IO	3.000	05/15/27	716	20,682
Series 4060, Class IO, IO	3.000	06/15/27	347	9,334
Series 4073, Class EI, IO	3.000	02/15/27	26	2
Series 4131, Class BI, IO	2.500	11/15/27	1,570	44,895
Series 4146, Class KI, IO	3.000	12/15/32	1,826	150,937
Series 4153, Class IO, IO	3.000	01/15/28	2,004	55,054
Series 4172, Class KI, IO	3.000	10/15/32	2,501	154,436
Series 4182, Class EI, IO	2.500	03/15/28	1,256	40,410
Series 4186, Class JI, IO	3.000	03/15/33	6,076	426,229
Series 4314, Class PD	3.750	07/15/43	531	519,826
Series 4574, Class AI, IO	3.000	04/15/31	1,191	79,018
Series 4631, Class GP	3.500	03/15/46	1,371	1,290,231

GCAT Asset-Backed Notes, Series 2021-01, Class A1, 144A	2.487	11/25/49	5,295	5,174,552
Government National Mortgage Assoc.,
Series 2013-047, Class IA, IO	4.000	03/20/43	722	125,126
Series 2014-116, Class IT, IO	4.000	08/20/44	859	113,352
Series 2016-164, Class IG, IO	4.000	12/20/46	1,336	219,817
Series 2017-045, Class QA	3.000	11/20/42	1,625	1,572,295
Series 2018-05, Class IB, IO	4.000	01/20/48	570	110,103
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)	7.112(c)	05/25/29	218	218,038
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	8.147(c)	01/25/34	1,679	1,695,479
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	7.858(cc)	09/25/59	3,423	3,421,463
Series 2021-SL01, Class A, 144A	4.991(cc)	09/25/60	281	280,644
Series 2021-SL02, Class A, 144A	1.875	10/25/68	226	223,446

LHOME Mortgage Trust, Series 2024-RTL04, Class A1, 144A	5.921	07/25/39	2,750	2,749,980
Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	137	132,898

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.214%(c)	01/25/48		238	$232,994
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.247(c)	04/25/34		2,400	2,443,699
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.847(c)	05/25/33		9,618	9,670,345
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.699(c)	03/29/27		7,062	7,078,502

PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	8.095(c)	12/25/27		6,000	5,999,947
PRPM LLC, Series 2024-RPL02, Class A1, 144A	3.500	05/25/54		1,475	1,409,622
Radnor Re Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)	7.197(c)	11/25/31		17	16,613
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.047(c)	11/25/31		2,400	2,450,391
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.047(c)	07/25/33		1,650	1,670,566

RCKT Mortgage Trust, Series 2024-CES05, Class A1A, 144A	5.846	08/25/44		2,000	2,009,617
Shamrock Residential (Ireland), Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	4.630(c)	06/24/71	EUR	1,022	1,103,891
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	5.725(cc)	12/25/34		90	82,483

Total Residential Mortgage-Backed Securities (cost $106,137,216)					107,931,706
Sovereign Bonds 3.5%
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		1,005	855,820
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		5,952	5,888,394

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.500%	01/28/26		1,000	$980,500
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		261	256,352
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		3,095	3,039,878
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		620	621,550
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		400	401,376
Sr. Unsec’d. Notes, 144A	6.875	01/29/26		621	628,955

Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	3,700	3,259,771
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, EMTN	2.375	06/04/25		600	587,661
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	774	780,596
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	820	714,671
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	465	479,499
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	3,050	3,310,765
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	1,706	1,700,921
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	3,182	3,138,089
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		800	796,983
Sr. Unsec’d. Notes, MTN	1.375	02/10/31		10,000	8,224,277
Japan International Cooperation Agency (Japan),
Gov’t. Gtd. Notes	2.125	10/20/26		10,000	9,494,242
Gov’t. Gtd. Notes	4.000	05/23/28		10,760	10,601,789

Morocco Government International Bond (Morocco), Sr. Unsec’d. Notes	2.375	12/15/27		10,000	9,050,000
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750	03/16/25		10,000	9,878,100
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	1,000	1,005,140
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		2,926	2,919,667
Province of Alberta (Canada), Sr. Unsec’d. Notes	3.300	03/15/28		1,510	1,462,161
Province of British Columbia (Canada), Sr. Unsec’d. Notes	6.500	01/15/26		1,645	1,687,189

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Province of Quebec (Canada),
Sr. Unsec’d. Notes	2.750%	04/12/27		195	$187,373
Unsec’d. Notes, Series A, MTN	7.485	03/02/26		565	590,376
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	1.250	02/17/26		9,070	8,580,017
Sr. Unsec’d. Notes	2.375	10/17/24		10,600	10,531,777
Sr. Unsec’d. Notes	2.875	10/17/29		600	545,154
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	—(r)	526
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		1,419	1,441,316

Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	3.750	07/24/26	EUR	20,000	21,157,988
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	1,600	1,771,427
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	10,500	12,315,329
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,662	1,544,071
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	7,505	7,845,621
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	492	407,004
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	8,950	9,356,203
Sr. Unsec’d. Notes, 144A(a)	6.250	05/26/28		1,165	1,190,484
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/24(d)		219	79,607
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	1,536	467,948
Sr. Unsec’d. Notes, 144A	7.750	09/01/24(d)		273	99,236
Sr. Unsec’d. Notes, 144A	9.750	11/01/30(d)		600	197,400

Total Sovereign Bonds (cost $162,898,835)					160,073,203
U.S. Government Agency Obligations 12.6%
Federal Farm Credit Bank	1.230	07/29/30		6,600	5,496,927
Federal Farm Credit Bank	1.550	07/26/30		500	426,274
Federal Farm Credit Bank	2.150	12/01/31		20,000	17,022,177
Federal Farm Credit Bank	2.200	12/09/31		10,000	8,537,996
Federal Home Loan Mortgage Corp.	1.500	02/01/36		19,763	17,381,203
Federal Home Loan Mortgage Corp.	1.500	05/01/36		546	479,099
Federal Home Loan Mortgage Corp.	2.000	11/01/36		7,611	6,832,736
Federal Home Loan Mortgage Corp.	2.500	02/01/36		41,247	38,215,753
Federal Home Loan Mortgage Corp.	2.500	09/01/46		5,381	4,613,055
Federal Home Loan Mortgage Corp.	2.500	01/01/51		499	423,658
Federal Home Loan Mortgage Corp.	2.500	04/01/51		8,545	7,245,450
Federal Home Loan Mortgage Corp.	2.500	05/01/51		4,700	3,965,596

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	2.500%	07/01/51	2,500	$2,103,867
Federal Home Loan Mortgage Corp.	2.500	12/01/51	487	412,145
Federal Home Loan Mortgage Corp.	2.500	01/01/52	987	840,794
Federal Home Loan Mortgage Corp.	2.500	02/01/52	1,364	1,152,374
Federal Home Loan Mortgage Corp.	3.000	07/01/46	3,192	2,897,996
Federal Home Loan Mortgage Corp.	3.000	11/01/50	680	602,156
Federal Home Loan Mortgage Corp.	3.000	02/01/52	6,828	5,971,762
Federal Home Loan Mortgage Corp.	3.000	04/01/52	991	871,361
Federal Home Loan Mortgage Corp.	3.000	04/01/52	1,138	995,168
Federal Home Loan Mortgage Corp.	3.500	08/01/43	277	259,871
Federal Home Loan Mortgage Corp.	3.500	10/01/45	5,194	4,862,750
Federal Home Loan Mortgage Corp.	3.500	09/01/46	12,053	11,283,059
Federal Home Loan Mortgage Corp.	3.500	11/01/46	5,657	5,295,881
Federal Home Loan Mortgage Corp.	3.500	04/01/52	522	473,990
Federal Home Loan Mortgage Corp.	5.500	11/01/52	20,568	20,609,198
Federal Home Loan Mortgage Corp.	6.000	01/01/53	7,372	7,496,102
Federal Home Loan Mortgage Corp.	6.000	03/01/53	7,324	7,435,700
Federal Home Loan Mortgage Corp.	6.000	03/01/53	8,854	9,054,515
Federal Home Loan Mortgage Corp.	6.000	04/01/53	7,377	7,493,984
Federal Home Loan Mortgage Corp.	6.750	03/15/31	545	628,378
Federal National Mortgage Assoc.	1.500	05/01/36	690	604,485
Federal National Mortgage Assoc.	1.500	06/01/36	27,431	24,122,029
Federal National Mortgage Assoc.	2.000	12/01/36	47,133	42,576,887
Federal National Mortgage Assoc.	2.000	11/01/50	5,182	4,204,973
Federal National Mortgage Assoc.	2.000	12/01/50	13,707	11,130,911
Federal National Mortgage Assoc.	2.500	TBA	5,000	4,197,527
Federal National Mortgage Assoc.(k)	2.500	08/01/36	63,831	59,139,725
Federal National Mortgage Assoc.	2.500	06/01/50	465	395,066
Federal National Mortgage Assoc.	2.500	10/01/50	1,865	1,584,086
Federal National Mortgage Assoc.	2.500	06/01/51	3,949	3,350,784
Federal National Mortgage Assoc.	2.500	07/01/51	882	748,547
Federal National Mortgage Assoc.	2.500	04/01/52	994	839,585
Federal National Mortgage Assoc.	3.000	08/01/43	378	342,480
Federal National Mortgage Assoc.	3.000	04/01/48	606	548,524
Federal National Mortgage Assoc.	3.000	10/01/51	593	519,685
Federal National Mortgage Assoc.	3.000	12/01/51	2,004	1,753,231
Federal National Mortgage Assoc.	3.000	04/01/52	4,486	3,922,547
Federal National Mortgage Assoc.	3.000	06/01/52	2,501	2,181,895
Federal National Mortgage Assoc.	3.500	11/01/42	1,712	1,602,727
Federal National Mortgage Assoc.	3.500	09/01/44	1,223	1,144,986
Federal National Mortgage Assoc.	3.500	07/01/47	1,693	1,585,536
Federal National Mortgage Assoc.	3.500	07/01/48	8,619	8,057,085
Federal National Mortgage Assoc.	4.000	03/01/48	27,787	26,752,833
Federal National Mortgage Assoc.	4.000	06/01/52	547	512,929
Federal National Mortgage Assoc.	4.500	06/01/52	7,854	7,573,943

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	5.500%	10/01/52	2,868	$2,877,892
Federal National Mortgage Assoc.	5.500	11/01/52	4,630	4,649,229
Federal National Mortgage Assoc.	5.500	12/01/52	1,971	1,979,197
Federal National Mortgage Assoc.	5.500	01/01/53	1,598	1,601,187
Federal National Mortgage Assoc.	6.000	TBA	67,500	68,449,276
Federal National Mortgage Assoc.	6.000	11/01/52	5,692	5,794,541
Federal National Mortgage Assoc.	6.000	12/01/52	6,793	6,911,614
Federal National Mortgage Assoc.	6.000	04/01/53	4,871	4,943,335
Federal National Mortgage Assoc.	6.500	01/01/53	11,271	11,591,237
Federal National Mortgage Assoc.	6.625	11/15/30	605	689,370
Federal National Mortgage Assoc.	7.125	01/15/30	580	667,400
Government National Mortgage Assoc.	3.500	12/20/51	11,784	10,851,192
Government National Mortgage Assoc.	6.500	TBA	25,000	25,451,062
Resolution Funding Corp. Principal Strips	5.037(s)	04/15/30	1,730	1,361,974
Resolution Funding Corp. Principal Strips	5.143(s)	01/15/30	8,251	6,557,375
Tennessee Valley Authority Principal Strips, Bonds	5.270(s)	11/01/25	4,336	4,075,545
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.250	10/15/30	3,472	3,341,317

Total U.S. Government Agency Obligations (cost $560,575,470)				572,566,724
U.S. Treasury Obligations 19.6%
U.S. Treasury Bonds(h)	2.375	02/15/42	2,942	2,215,694
U.S. Treasury Notes	0.375	01/31/26	120,940	113,796,981
U.S. Treasury Notes	0.750	04/30/26	73,995	69,537,958
U.S. Treasury Notes	0.750	05/31/26	33,590	31,489,313
U.S. Treasury Notes(k)	2.125	05/15/25	43,670	42,743,718
U.S. Treasury Notes(k)	2.250	11/15/24	7,630	7,564,132
U.S. Treasury Notes(h)	4.000	12/15/25	257,210	255,401,492
U.S. Treasury Notes	4.000	07/31/29	265	265,911
U.S. Treasury Notes	4.250	12/31/25	132,770	132,292,858
U.S. Treasury Notes	5.000	09/30/25	228,811	229,660,104
U.S. Treasury Notes	5.000	10/31/25	1,000	1,004,609
U.S. Treasury Strips Coupon	1.020(s)	05/15/33	75	52,289
U.S. Treasury Strips Coupon	1.398(s)	11/15/41	855	387,756
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	465	202,511
U.S. Treasury Strips Coupon	2.027(s)	05/15/39	1,120	581,919
U.S. Treasury Strips Coupon(h)	2.056(s)	11/15/38	2,240	1,196,475
U.S. Treasury Strips Coupon	2.058(s)	02/15/39	2,275	1,198,818
U.S. Treasury Strips Coupon	2.420(s)	08/15/40	1,500	729,375
U.S. Treasury Strips Coupon	2.857(s)	05/15/31	100	76,090
U.S. Treasury Strips Coupon	3.019(s)	11/15/35	140	86,915

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon	4.805%(s)	02/15/42	45	$20,099

Total U.S. Treasury Obligations (cost $893,651,940)				890,505,017

	Shares
Affiliated Exchange-Traded Fund 0.2%
PGIM AAA CLO ETF (cost $9,019,324)		177,000	9,052,665
Common Stocks 0.0%
Chemicals 0.0%
TPC Group, Inc.*^	17,363	607,705
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica) (original cost $310,724; purchased 01/29/24 - 01/30/24)*^(f)	257,178	640,373
Intelsat Emergence SA (Luxembourg)*	30,700	1,149,715
		1,790,088

Total Common Stocks (cost $1,526,478)				2,397,793
Preferred Stocks 0.0%
Capital Markets 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	5,000	121,850
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica) (original cost $163,930; purchased 01/26/24 - 01/29/24)*^(f)	27,214	288,558

Total Preferred Stocks (cost $288,930)				410,408

Total Long-Term Investments (cost $4,686,934,426)				4,618,753,137

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 2.4%
Affiliated Mutual Funds 2.4%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%)(wb)	86,379,181	$86,379,181
PGIM Institutional Money Market Fund (7-day effective yield 5.606%) (cost $20,907,080; includes $20,787,855 of cash collateral for securities on loan)(b)(wb)	20,931,477	20,918,918

Total Affiliated Mutual Funds (cost $107,286,261)		107,298,099
Options Purchased*~ 0.0%
(cost $122,266)		78,896

Total Short-Term Investments (cost $107,408,527)		107,376,995

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.0% (cost $4,794,342,953)		4,726,130,132
Options Written*~ (0.0)%
(premiums received $1,336,032)		(1,121,400)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 104.0% (cost $4,793,006,921)		4,725,008,732
Liabilities in excess of other assets(z) (4.0)%		(181,585,113)

Net Assets 100.0%		$4,543,423,619

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CAD—Canadian Dollar
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
INR—Indian Rupee
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
COP—Certificates of Participation
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
iBoxx—Bond Market Indices
ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
MUNIPSA—Municipal Swap Weekly Yield Index
OTC—Over-the-counter
PIK—Payment-in-Kind
PO—Principal Only
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
UAG—UBS AG
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $19,119,810 and 0.4% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,274,646; cash collateral of $20,787,855 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $19,813,280. The aggregate value of $16,109,923 is 0.4% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at July 31, 2024:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%(c), Maturity Date 04/23/30 (cost $685,469)	693	$687,803	$2,334	$—
Tank Holding Corp., Delayed Draw Term Commitment, 1.000%(c), Maturity Date 03/31/28 (cost $110,045)	111	110,261	216	—
		$798,064	$2,550	$—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs HUF	Call	CITI	08/07/24	430.00		—	EUR	2,529	$3
Currency Option EUR vs PLN	Call	GSI	08/07/24	4.60		—	EUR	2,529	4
Currency Option EUR vs PLN	Call	DB	08/15/24	4.60		—	EUR	2,685	48
Currency Option USD vs CLP	Call	MSI	08/20/24	1,100.00		—		1,344	36
Currency Option USD vs CLP	Call	HSBC	08/21/24	1,150.00		—		1,346	9
Currency Option USD vs CLP	Call	DB	08/22/24	1,160.00		—		1,349	8
Currency Option USD vs CNH	Call	DB	12/20/24	7.25		—		5,135	36,281
Currency Option USD vs CNH	Call	MSI	12/20/24	7.25		—		4,467	31,562
Currency Option USD vs COP	Call	BARC	08/15/24	4,700.00		—		2,689	104
Currency Option USD vs COP	Call	HSBC	08/28/24	4,800.00		—		2,714	344
Currency Option USD vs MXN	Call	CITI	08/20/24	20.50		—		1,344	1,072
Currency Option USD vs MXN	Call	MSI	08/22/24	21.00		—		1,350	664
Currency Option USD vs MXN	Call	GSI	08/29/24	24.00		—		2,630	138
Currency Option USD vs TRY	Call	JPM	08/30/24	45.00		—		4,027	732
Currency Option USD vs TRY	Call	BOA	02/21/25	85.00		—		1,235	3,677
Currency Option USD vs ZAR	Call	MSI	08/21/24	21.50		—		1,346	23
Currency Option USD vs ZAR	Call	JPM	08/22/24	21.00		—		1,350	57
Currency Option USD vs CNH	Put	MSI	09/26/24	6.70		—		16,245	2,629
Currency Option USD vs CNH	Put	MSI	12/20/24	6.00		—		4,467	218
Currency Option USD vs CNH	Put	DB	12/20/24	6.40		—		5,135	1,221
Currency Option USD vs COP	Put	HSBC	08/13/24	3,550.00		—		1,335	—
Currency Option USD vs COP	Put	MSI	08/22/24	3,400.00		—		5,395	3

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs COP	Put	HSBC	08/28/24	3,600.00		—		2,714	$51
Currency Option USD vs MXN	Put	CITI	08/14/24	16.10		—		2,680	1
Currency Option USD vs MXN	Put	DB	08/22/24	16.00		—		2,697	4
Currency Option USD vs ZAR	Put	MSI	08/01/24	16.00		—		2,490	—
Currency Option USD vs ZAR	Put	JPM	08/07/24	16.00		—		2,659	—
Currency Option USD vs ZAR	Put	CITI	08/22/24	15.75		—		6,513	7
Total Options Purchased (cost $122,266)								$78,896
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs PLN	Call	GSI	08/07/24	4.31		—	EUR	2,529	$(3,426)
Currency Option EUR vs PLN	Call	DB	08/15/24	4.31		—	EUR	2,685	(7,574)
Currency Option USD vs CLP	Call	MSI	08/20/24	950.00		—		1,344	(11,868)
Currency Option USD vs CLP	Call	HSBC	08/21/24	960.00		—		1,346	(8,110)
Currency Option USD vs CLP	Call	DB	08/22/24	960.00		—		1,349	(8,435)
Currency Option USD vs COP	Call	BARC	08/15/24	4,100.00		—		2,689	(19,356)
Currency Option USD vs COP	Call	HSBC	08/28/24	4,150.00		—		2,714	(21,037)
Currency Option USD vs MXN	Call	CITI	08/20/24	18.25		—		1,344	(33,607)
Currency Option USD vs MXN	Call	MSI	08/22/24	18.60		—		1,350	(20,625)
Currency Option USD vs MXN	Call	GSI	08/29/24	17.65		—		2,630	(142,653)
Currency Option USD vs TRY	Call	JPM	08/30/24	34.65		—		4,027	(41,261)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs TRY	Call	BOA	02/21/25	42.00		—		1,235	$(66,496)
Currency Option USD vs ZAR	Call	MSI	08/21/24	18.70		—		1,346	(5,867)
Currency Option USD vs ZAR	Call	JPM	08/22/24	18.50		—		1,350	(9,741)
Currency Option USD vs CNH	Put	MSI	09/26/24	7.22		—		16,245	(139,107)
Currency Option USD vs CNH	Put	MSI	12/20/24	6.90		—		4,467	(13,062)
Currency Option USD vs CNH	Put	DB	12/20/24	7.10		—		5,135	(48,154)
Currency Option USD vs COP	Put	HSBC	08/13/24	3,950.00		—		1,335	(2,276)
Currency Option USD vs COP	Put	MSI	08/22/24	4,100.00		—		5,395	(104,788)
Currency Option USD vs COP	Put	HSBC	08/28/24	4,000.00		—		2,714	(21,570)
Currency Option USD vs MXN	Put	CITI	08/14/24	18.10		—		2,680	(6,495)
Currency Option USD vs ZAR	Put	MSI	08/01/24	19.35		—		2,490	(153,812)
Currency Option USD vs ZAR	Put	JPM	08/07/24	18.60		—		2,659	(57,672)
Currency Option USD vs ZAR	Put	CITI	08/22/24	18.65		—		6,513	(174,408)
Total Options Written (premiums received $1,336,032)								$(1,121,400)
Futures contracts outstanding at July 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
165	3 Month CME SOFR	Mar. 2025	$39,350,438	$16,598
165	3 Month CME SOFR	Jun. 2025	39,517,500	96,386
165	3 Month CME SOFR	Sep. 2025	39,641,250	167,873
4,246	2 Year U.S. Treasury Notes	Sep. 2024	871,989,080	5,768,668
58	30 Year U.S. Ultra Treasury Bonds	Sep. 2024	7,422,188	221,325
				6,270,850

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Futures contracts outstanding at July 31, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
200	3 Month CME SOFR	Sep. 2024	$47,313,750	$33,384
205	5 Year Euro-Bobl	Sep. 2024	26,070,915	(516,020)
5,517	5 Year U.S. Treasury Notes	Sep. 2024	595,232,606	(8,844,621)
103	10 Year Euro-Bund	Sep. 2024	14,907,117	(406,958)
2,111	10 Year U.S. Treasury Notes	Sep. 2024	236,036,188	(5,286,499)
852	10 Year U.S. Ultra Treasury Notes	Sep. 2024	98,472,567	(2,548,165)
445	20 Year U.S. Treasury Bonds	Sep. 2024	53,747,656	(1,363,774)
218	Euro Schatz Index	Sep. 2024	25,026,328	(206,609)
				(19,139,262)
				$(12,868,412)
Forward foreign currency exchange contracts outstanding at July 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/02/24	BOA	BRL	74,135	$13,383,915	$13,103,933	$—	$(279,982)
Expiring 09/04/24	BARC	BRL	58,731	10,371,770	10,346,315	—	(25,455)
Chilean Peso,
Expiring 09/23/24	BARC	CLP	2,588,460	2,770,000	2,747,153	—	(22,847)
Chinese Renminbi,
Expiring 09/19/24	BOA	CNH	38,164	5,256,000	5,304,287	48,287	—
Expiring 09/19/24	HSBC	CNH	36,183	4,983,000	5,028,961	45,961	—
Expiring 09/19/24	JPM	CNH	34,122	4,739,000	4,742,434	3,434	—
Expiring 09/19/24	MSI	CNH	63,224	8,772,000	8,787,317	15,317	—
Expiring 09/19/24	MSI	CNH	35,837	4,962,000	4,980,871	18,871	—
Colombian Peso,
Expiring 09/18/24	CITI	COP	18,946,811	4,735,992	4,644,490	—	(91,502)
Expiring 09/18/24	CITI	COP	2,095,443	500,225	513,662	13,437	—
Expiring 09/18/24	CITI	COP	2,079,936	500,225	509,861	9,636	—
Expiring 09/18/24	DB	COP	3,397,778	818,550	832,908	14,358	—
Euro,
Expiring 08/06/24	CITI	EUR	8,287	8,970,655	8,971,063	408	—
Hungarian Forint,
Expiring 10/21/24	BOA	HUF	1,409,694	3,893,778	3,862,659	—	(31,119)
Indian Rupee,
Expiring 09/18/24	DB	INR	383,391	4,572,423	4,572,221	—	(202)
Expiring 09/18/24	JPM	INR	402,312	4,798,000	4,797,874	—	(126)
Expiring 09/18/24	MSI	INR	383,391	4,577,473	4,572,221	—	(5,252)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 09/18/24	JPM	IDR	153,864,000	$9,418,649	$9,459,356	$40,707	$—
Mexican Peso,
Expiring 09/18/24	CITI	MXN	53,683	2,796,231	2,859,449	63,218	—
Expiring 09/18/24	MSI	MXN	48,926	2,602,453	2,606,022	3,569	—
Expiring 09/18/24	MSI	MXN	42,733	2,309,109	2,276,169	—	(32,940)
New Taiwanese Dollar,
Expiring 09/18/24	HSBC	TWD	154,636	4,768,000	4,751,153	—	(16,847)
Peruvian Nuevo Sol,
Expiring 09/18/24	CITI	PEN	5,217	1,407,390	1,395,470	—	(11,920)
Expiring 09/18/24	DB	PEN	5,735	1,537,610	1,533,888	—	(3,722)
Philippine Peso,
Expiring 09/18/24	SCB	PHP	244,600	4,166,000	4,187,840	21,840	—
South African Rand,
Expiring 09/18/24	GSI	ZAR	203,916	10,824,892	11,153,602	328,710	—
Thai Baht,
Expiring 09/18/24	HSBC	THB	96,883	2,704,000	2,728,690	24,690	—
Turkish Lira,
Expiring 08/05/24	CITI	TRY	87,088	2,581,000	2,616,111	35,111	—
Expiring 08/05/24	MSI	TRY	44,581	1,318,000	1,339,216	21,216	—
Expiring 08/14/24	UAG	TRY	149,474	4,393,723	4,442,593	48,870	—
Expiring 08/21/24	BOA	TRY	222,880	6,489,435	6,568,066	78,631	—
Expiring 08/28/24	BARC	TRY	189,837	5,540,918	5,547,250	6,332	—
				$151,462,416	$151,783,105	842,603	(521,914)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/02/24	BARC	BRL	58,731	$10,406,273	$10,381,257	$25,016	$—
Expiring 08/02/24	SCB	BRL	15,403	2,845,000	2,722,675	122,325	—
British Pound,
Expiring 10/21/24	SCB	GBP	230	296,097	296,018	79	—
Expiring 10/21/24	TD	GBP	40,449	52,502,334	52,031,488	470,846	—
Chilean Peso,
Expiring 09/23/24	CITI	CLP	1,578,343	1,661,519	1,675,108	—	(13,589)
Expiring 09/23/24	CITI	CLP	1,548,632	1,693,438	1,643,575	49,863	—
Expiring 09/23/24	MSI	CLP	1,007,152	1,083,600	1,068,898	14,702	—
Expiring 09/23/24	MSI	CLP	618,629	657,500	656,555	945	—
Expiring 09/23/24	MSI	CLP	407,617	431,583	432,607	—	(1,024)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 09/19/24	HSBC	CNH	9,808	$1,350,000	$1,363,202	$—	$(13,202)
Expiring 09/19/24	MSI	CNH	298,739	41,443,760	41,520,735	—	(76,975)
Colombian Peso,
Expiring 09/18/24	CITI	COP	4,725,411	1,130,481	1,158,354	—	(27,873)
Czech Koruna,
Expiring 10/21/24	MSI	CZK	288,212	12,412,226	12,303,894	108,332	—
Euro,
Expiring 08/06/24	CITI	EUR	12,431	13,460,418	13,456,595	3,823	—
Expiring 10/21/24	GSI	EUR	90,381	98,992,733	98,198,461	794,272	—
Expiring 10/21/24	HSBC	EUR	90,381	98,931,816	98,198,461	733,355	—
Expiring 10/21/24	JPM	EUR	371	403,066	402,776	290	—
Expiring 10/21/24	SSB	EUR	130,548	140,690,843	141,839,408	—	(1,148,565)
Expiring 10/21/24	SSB	EUR	97,994	107,135,212	106,469,635	665,577	—
Indian Rupee,
Expiring 09/18/24	JPM	INR	401,946	4,803,000	4,793,509	9,491	—
Indonesian Rupiah,
Expiring 09/18/24	HSBC	IDR	14,148,824	856,000	869,851	—	(13,851)
New Taiwanese Dollar,
Expiring 09/18/24	CITI	TWD	191,327	5,836,000	5,878,496	—	(42,496)
Expiring 09/18/24	CITI	TWD	189,949	5,841,000	5,836,154	4,846	—
Expiring 09/18/24	CITI	TWD	140,935	4,369,000	4,330,206	38,794	—
Expiring 09/18/24	GSI	TWD	67,756	2,113,075	2,081,782	31,293	—
Expiring 09/18/24	HSBC	TWD	143,924	4,467,000	4,422,024	44,976	—
Expiring 09/18/24	JPM	TWD	177,878	5,528,000	5,465,259	62,741	—
Peruvian Nuevo Sol,
Expiring 09/18/24	BOA	PEN	4,986	1,323,088	1,333,496	—	(10,408)
Expiring 09/18/24	CITI	PEN	21,865	5,782,000	5,848,162	—	(66,162)
Expiring 09/18/24	CITI	PEN	4,986	1,323,791	1,333,496	—	(9,705)
Philippine Peso,
Expiring 09/18/24	BOA	PHP	263,797	4,510,000	4,516,509	—	(6,509)
Polish Zloty,
Expiring 10/21/24	CITI	PLN	8,445	2,142,575	2,128,035	14,540	—
Singapore Dollar,
Expiring 09/18/24	BOA	SGD	6,526	4,854,000	4,893,922	—	(39,922)
Expiring 09/18/24	SCB	SGD	6,638	4,947,000	4,977,763	—	(30,763)
Expiring 09/18/24	SSB	SGD	9,827	7,294,254	7,369,562	—	(75,308)
South African Rand,
Expiring 09/18/24	BARC	ZAR	47,656	2,568,000	2,606,624	—	(38,624)
Expiring 09/18/24	JPM	ZAR	46,658	2,567,000	2,552,072	14,928	—
South Korean Won,
Expiring 09/19/24	HSBC	KRW	12,102,741	8,830,894	8,852,091	—	(21,197)
Expiring 09/20/24	BOA	KRW	3,537,215	2,568,000	2,587,307	—	(19,307)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 09/18/24	JPM	THB	715,783	$19,589,014	$20,159,880	$—	$(570,866)
				$689,640,590	$688,655,902	3,211,034	(2,226,346)
						$4,053,637	$(2,748,260)
Cross currency exchange contracts outstanding at July 31, 2024:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
09/18/24	Buy	MXN	44,890	EUR	2,234	$—	$(32,624)	HSBC
10/21/24	Buy	EUR	1,126	GBP	952	—	(999)	CITI
						$—	$(33,623)
Credit default swap agreements outstanding at July 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2):
GS_24-PCA	08/02/27	1.650%(M)	9,670	*	$—	$(443)	$443	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Arab Republic of Egypt	06/20/30	1.000%(Q)		3,700	$851,561		$821,379		$30,182		GSI
Israel Electric Corp. Ltd.	09/20/28	1.000%(Q)		4,000	52,487		80,282		(27,795)		BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		10,000	(143,462)		(89,462)		(54,000)		GSI
Republic of Italy	12/20/27	1.000%(Q)	EUR	720	(23,646)		(18,355)		(5,291)		BARC
Republic of Romania	12/20/29	1.000%(Q)	EUR	10,500	208,598		439,451		(230,853)		BARC
Republic of South Africa	06/20/26	1.000%(Q)		20,000	(97,015)		113,402		(210,417)		GSI
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	7,990	(7,542)		(3,843)		(3,699)		BARC

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	2,665	$(2,515)		$(1,278)		$(1,237)		BARC
United Mexican States	12/20/24	1.000%(Q)		285	(1,210)		186		(1,396)		CITI
United Mexican States	12/20/24	1.000%(Q)		220	(934)		120		(1,054)		CITI
					$836,322		$1,341,882		$(505,560)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Catalonia, Autonomous Community of	12/20/25	1.000%(Q)		3,000	0.274%	$32,933	$(7,939)	$40,872	DB
General Motors Co.	06/20/26	5.000%(Q)		3,580	0.327%	324,831	263,211	61,620	GSI
Halliburton Co.	12/20/26	1.000%(Q)		1,600	0.282%	28,053	7,320	20,733	GSI
Millicom International Cellular S.A.	12/20/25	1.000%(Q)		2,700	*	(47,324)	(90,221)	42,897	BOA
Panama Government International Bond	09/20/24	1.000%(Q)		2,000	0.327%	4,213	1,790	2,423	BARC
Petroleos Mexicanos	09/20/24	1.000%(Q)		4,000	1.447%	2,166	(2,742)	4,908	CITI
Petroleos Mexicanos	12/20/24	1.000%(Q)		285	1.633%	(364)	(2,102)	1,738	CITI
Petroleos Mexicanos	12/20/24	1.000%(Q)		220	1.633%	(282)	(1,604)	1,322	CITI
Simon Property Group LP	06/20/26	1.000%(Q)		3,240	0.267%	46,994	14,188	32,806	GSI
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	7,990	0.087%	8,005	5,096	2,909	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	5,000	0.087%	5,010	(4,501)	9,511	BNP
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	2,790	0.087%	2,795	2,373	422	DB

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	2,665	0.087%	$2,670	$1,695	$975	BARC
Verizon Communications, Inc.	06/20/26	1.000%(Q)		4,820	0.349%	62,621	38,120	24,501	GSI
						$472,321	$224,684	$247,637

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	111,670	$(2,392,889)	$(2,504,099)	$(111,210)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at July 31, 2024:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
11,394	4.67%(A)	EUR	10,500	3.10%(A)	JPM	09/27/29	$231,432	$—	$231,432
Interest rate swap agreements outstanding at July 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	9,558	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.200%	$(448,713)	$803,342	$1,252,055
GBP	7,720	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 5.200%	398,509	860,985	462,476
GBP	525	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.200%	(22,856)	106,223	129,079
GBP	2,010	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 5.200%	143,032	454,378	311,346
GBP	500	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 5.200%	(27,897)	134,470	162,367
	126,352	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.380%	—	(337,278)	(337,278)
	292,023	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.380%	—	(359,854)	(359,854)
	330,865	08/03/25	4.811%(A)	1 Day SOFR(2)(A)/ 5.380%	—	(1,861,646)	(1,861,646)
	131,845	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.380%	—	612,285	612,285

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2024 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
20,835	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.380%	$3,854	$(103,219)	$(107,073)
200,020	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 5.380%	69,216	2,337,027	2,267,811
124,475	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 5.380%	(132,349)	(2,492,823)	(2,360,474)
6,455	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.380%	2,946,494	2,657,006	(289,488)
				$2,929,290	$2,810,896	$(118,394)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
10,400	09/22/28	3.290%(S)	1 Week MUNIPSA(1)(Q)/ 3.510%	$(257,425)	$—	$(257,425)	JPM

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at July 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg U.S. Treasury 1-3 Year Index(T)	1 Day USOIS +26bps(T)/ 5.590%	JPM	08/07/24	568,400	$2,772,327	$—	$2,772,327
Bloomberg U.S. Treasury 1-3 Year Index(T)	1 Day USOIS +25bps(T)/ 5.580%	JPM	09/01/24	200,000	(283,413)	—	(283,413)
Bloomberg U.S. Treasury 1-3 Year Index(T)	1 Day SOFR +23bps(Q)/ 5.610%	BARC	04/02/25	423,707	2,689,508	—	2,689,508
Bloomberg U.S. Treasury 1-3 Year Index(T)	1 Day USOIS +23bps(T)/ 5.560%	DB	05/07/25	79,000	390,978	—	390,978
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR bps(Q)/ 5.380%	BNP	12/20/24	(92,380)	(1,310,511)	—	(1,310,511)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Total return swap agreements outstanding at July 31, 2024 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR bps(Q)/ 5.380%	JPM	03/20/25	(50,000)	$(1,481,115)	$—	$(1,481,115)
ICE Bank of America 1-10 Year US Municipal Securities Index(T)	1 Day SOFR -245bps(T)/ 2.930%	DB	09/21/24	29,000	429,038	—	429,038
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 4.930%	GSI	09/20/24	(9,591)	97,181	—	97,181
					$3,303,993	$—	$3,303,993
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).